PROSPECTUS

US FUNDS

U.S. Micro Cap

Class I and Class III

U.S. Emerging Growth

Class I-II

U.S. Small Cap Value

Class I-II

U.S. Systematic Large Cap Growth

Class I-II

U.S. Convertible

Class I-IV

GLOBAL FUNDS

Global Select

Class I-II

International Growth

Class I-II

International Growth Opportunities

Class I-IV

Emerging Markets

Class I-II

International Systematic

Class I-III

International All Cap Growth

Class I-II

FIXED INCOME FUNDS

U.S. High Yield Bond

Class I-II

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

July 31, 2007

(As revised April 11, 2008)

A Fund by Fund look at goals, strategies, risks and historical performance.

US FUNDS

U.S. Micro Cap	1

U.S. Emerging Growth	4

U.S. Small Cap Value	7

U.S. Systematic Large Cap Growth	10

U.S. Convertible	13

GLOBAL FUNDS

Global Select	16

International Growth	19

International Growth Opportunities	22

Emerging Markets	25

International Systematic	28

International All Cap Growth	31

FIXED INCOME FUNDS

U.S. High Yield Bond	34

Policies and instructions for opening, maintaining, and redeeming shares from an account in any Fund.

SIMPLIFIED ACCOUNT INFORMATION

Opening an Account	37

Buying Shares	37

Exchanging Shares	38

Selling or Redeeming Shares	38

Signature Guarantees	39

YOUR ACCOUNT

Transaction Policies	40

Features and Account Policies	41

Further information that applies to the Funds as a group.

ORGANIZATION AND MANAGEMENT

Investment Adviser	44

Investment Adviser Compensation	44

Administrative and Shareholder Services	44

Multi Class Structure	45

Portfolio Trades	45

Portfolio Turnover	46

Portfolio Holdings	46

Portfolio Management	46

Investments Team	48

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION	50

FINANCIAL HIGHLIGHTS	56

FOR MORE INFORMATION	Back Cover

U.S. MICRO CAP FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its goal, the Fund invests in securities of companies with market capitalizations corresponding to the Russell MicroCap Index (as measured at the time of purchase). The Index was comprised of securities of issuers with market capitalizations between $40 million and $926 million as of June 30, 2007. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "micro cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in the common stock of U.S. "micro cap" companies. The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. MICRO CAP FUND

Average annual total return as of 12/31/06

	1 Year	5 Years	10 Years	Since Inception (7/12/95)
Fund:
Before Taxes	12.76%	11.22%	13.03%	15.12%
After Taxes on Distributions	9.44	10.24	9.09	11.49
After Taxes on Distributions and Sale of Fund shares	9.18	9.36	9.09	11.31
Index: (reflects no deduction for fees, expenses or taxes)
Russell 2000 Growth	13.36	6.93	4.88	5.95
Russell 2000 Growth/ Microcap Growth Blend	11.39	8.13	6.17	7.21

The Fund's year to date performance as of June 30, 2007 was 11.43%.

Performance is shown only for Class I shares. The Fund's Class III shares have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell Microcap Index measures performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth/Microcap Growth Blend is a combination of the Russell 2000 Growth index and the Russell Microcap Growth index. The blended index exhibits Russell 2000 Growth performance from the inception of the Fund until August 2000, and Russell Microcap Growth performance thereafter. The Fund created the blended index because Russell Microcap Growth performance incepts in August 2000. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class III
Management fee	1.00%	1.00%
Other expenses	0.57%	0.41%
Total Annual Fund Operating Expenses	1.57%	1.41%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, Class I and III "Total Annual Fund Operating Expenses" would be 1.18% and 1.02%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.54% for Class I and 0.39% for Class III; and 0.03% for Class I and 0.02% for Class II in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

U.S. MICRO CAP FUND

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period, and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$165	$520	$911	$2,073
CLASS III	$148	$467	$818	$1,862

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$124	$391	$685	$1,558
CLASS III	$107	$338	$592	$1,347

U.S. EMERGING GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with small market capitalizations. Generally, small companies are those with market capitalizations similar to the Russell 2000 Growth Index as measured at the time of purchase. As of June 30, 2007, the index represented a capitalization range of $125 million to $3.3 billion. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. common stock. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. EMERGING GROWTH FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (10/1/93)
Fund:
Before Taxes	16.28%	6.77%	6.32%	8.30%
After Taxes on Distributions	15.06	6.54	4.58	6.03
After Taxes on Distributions and Sale of Fund shares	12.18	5.85	4.61	6.02
Index: (reflects no deduction for fees, expenses or taxes)
Russell 2000 Growth	13.36	6.93	4.88	6.66

The Fund's year to date performance as of June 30, 2007 was 18.18%.

Performance is shown only for Class I shares. The Fund's Class II shares are new and have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: The Russell 2000 Growth Index is an unmanaged index containing those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.75%	0.75%
Other expenses	0.45%	0.30%
Total Annual Fund Operating Expenses	1.20%	1.05%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, Class I and II "Total Annual Fund Operating Expenses" would be 0.71% and 0.56%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.41% for Class I and 0.26% for Class II; and 0.04% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

U.S. EMERGING GROWTH FUND

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period, and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$126	$397	$696	$1,585
CLASS II	$110	$348	$609	$1,387

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$75	$235	$412	$938
CLASS II	$59	$185	$325	$740

U.S. SMALL CAP VALUE FUND

The U.S. Small Cap Value Fund was liquidated and dissolved on December 31, 2007.

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests primarily in a universe of smaller U.S. companies with market capitalizations corresponding to the Russell 2000 Index. Generally, this means companies with market capitalization under $2.5 billion.

The Investment Adviser seeks to capitalize on leading companies in traditional value-oriented sectors and companies with near-term issues whose share price has been driven to unreasonably low valuations. In analyzing specific companies for possible investment, the Investment Adviser employs a multidimensional approach to stock selection, integrating detailed fundamental analysis with a proprietary quantitative model to identify the best small cap value investment opportunities in its universe. First, stocks are evaluated using a quantitative model, which applies the Investment Adviser's stock selection philosophy to a broad number of companies. Stocks that most strongly demonstrate the Investment Adviser's investment criteria of attractive valuation, financial strength, and positive change become the focus of hands-on traditional research. When narrowing the investment universe, a combination of the proprietary quantitative stock-selection technique coupled with fundamental research then provides the detailed analysis required to make informed investment decisions. The Investment Adviser considers whether to sell a particular security when the reason for its original purchase is no longer valid.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in common stock of small U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Value Investing—The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus is on undervalued stocks, the Fund's downside risk may be less than with growth company stocks since value stocks are in theory already underpriced.·

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. SMALL CAP VALUE FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/30/97)
Fund:
Class II Before Taxes	19.38%	18.07%	N/A	14.44%
Class I Before Taxes	19.22	18.01	N/A	14.85
After Taxes on Distributions	16.15	14.65	N/A	13.01
After Taxes on Distributions and Sale of Fund shares	14.31	13.86	N/A	12.24
Index: (reflects no deduction for fees, expenses or taxes)
Russell 2000 Value	23.49	15.37	N/A	11.40

The Fund's year to date performance as of June 30, 2007 was 4.40%.

Performance results reflect the total returns of a predecessor unregistered account managed by the Investment Adviser prior to the effective date of the Fund's registration date on 5/1/01. Returns are restated to reflect all fees and expenses applicable to the Fund. If the predecessor unregistered account had been registered as an investment company under federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged. Investors may not make direct investment into an Index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.75%	0.75%
Other expenses	0.55%	0.45%
Total Annual Fund Operating Expenses	1.30%	1.20%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, Class I and II "Total Annual Fund Operating Expenses" would be 1.00% and 0.90%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.52% for Class I and 0.42% for Class II; and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

U.S. SMALL CAP VALUE FUND

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period, and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class I	$137	$430	$754	$1,717
Class II	$126	$397	$696	$1,585

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
Class I	$105	$331	$580	$1,321
Class II	$95	$298	$522	$1,189

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Growth Index as measured at the time of purchase. Generally, this means companies with market capitalization greater than $1.5 billion. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Investment Adviser uses a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Fund's benchmark over time. The process begins with the Investment Adviser's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Investment Adviser, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

When determining whether positive change is sustainable over the long term, the Investment Adviser analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the Investment Adviser has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Investment Adviser considers whether to sell a particular security when any of these factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in common stock of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/27/96)
Fund:
Class II Before Taxes	15.29%	0.22%	7.61%	7.61%
Class I Before Taxes	15.05	0.17	7.57	7.45
After Taxes on Distributions	15.05	0.17	6.42	6.30
After Taxes on Distributions and Sale of Fund shares	9.78	0.14	5.90	5.79
Index: (reflects no deduction for fees, expenses or taxes)
Russell 1000 Growth	9.06	2.69	5.44	5.28

The Fund's year to date performance as of June 30, 2007 was 9.07%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Growth is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the market for large cap stocks. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.45%	0.45%
Other expenses	0.67%	0.52%
Total Annual Fund Operating Expenses	1.12%	0.97%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, Class I and Class II "Total Annual Fund Operating Expenses" would be 1.04% and 0.90%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.64% for Class I and 0.49% for Class II; and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$118	$371	$650	$1,479
CLASS II	$102	$321	$563	$1,281

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$109	$344	$603	$1,374
CLASS II	$95	$298	$522	$1,189

U.S. CONVERTIBLE FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum total return, consisting of capital appreciation and current income. In pursuing its goal, the Fund invests primarily in securities that are convertible into common stock, across all ratings and capitalization ranges.

The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The Investment Adviser seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. securities that are convertible into common stock. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. It may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund may also invest up to 20% of its assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality" beginning on page 53.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Convertible Securities Risks—Convertible securities have the investment characteristics of both equity and debt securities. These securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated.

■  Fixed Income Securities Risks—The value of bonds changes as interest rates fluctuate: if rates rise, the prices of bonds normally fall; if rates fall, their prices normally rise.

Below and Low Investment Grade Bonds—generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default by the issuer. Convertible securities rated below investment grade and other bonds may be subject to some of the same risks as those inherent in below investment grade debt. Accordingly, these below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

■  Stock Market Volatility—The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Liquidity—The liquidity of individual convertible securities varies considerably. Below investment grade convertible securities have less liquidity than higher rated investment grade convertible securities, which may make it more difficult for the Fund to sell or buy at a favorable price and time.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. CONVERTIBLE FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year
Fund
Class II Before Taxes	13.07%	8.57%	10.64%
Class I Before Taxes	12.92	8.53	10.61
Class I After Taxes on Distributions	10.67	6.81	8.77
Class I after Taxes on Distributions and Sale of Fund shares	10.31	6.57	8.34
Index: (reflects no deduction for fees, expenses or taxes)
Merrill Lynch All Convertibles	12.83	7.75	8.54

The Fund's year to date performance as of June 30, 2007 was 11.39%.

Performance is shown only for Class I and II shares. The Fund's Class III and IV shares have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The unmanaged Merrill Lynch All Convertible All Qualities Index represents convertible securities spanning all corporate sectors and having a par amount outstanding of $25 Mil+. Maturities must be at least one year. The coupon range must be equal to or greater than zero and all qualities of bonds are included. Preferred equity redemption stocks are not included nor are component bonds once they are converted into corporate stock. Investors may not make direct investments into any index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

U.S. CONVERTIBLE FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II	Class III	Class IV
Management fee	0.55%	0.55%	0.55%	0.55%
Other expenses	0.46%	0.36%	0.29%	0.22%
Total Annual Fund Operating Expenses	1.01%	0.91%	0.84%	0.77%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be as follows:

Share Class	Total Annual Fund Operating Expenses
Class I	0.84%
Class II	0.74%
Class III	0.67%
Class IV	0.60%

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.44% for Class I, 0.34% for Class II, 0.26% for Class III and 0.19% for Class IV; and 0.02% for Classes I and II, and 0.03% for Classes III and IV in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$106	$334	$586	$1,334
CLASS II	$96	$301	$528	$1,202
CLASS III	$88	$278	$487	$1,109
CLASS IV	$81	$255	$447	$1,017

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$88	$278	$487	$1,109
CLASS II	$78	$245	$429	$977
CLASS III	$70	$222	$389	$885
CLASS IV	$63	$199	$348	$792

GLOBAL SELECT FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its investment objective the Fund invests in a broad range of U.S. and non-U.S. companies in different industries that, in the Investment Adviser's opinion, represent the "best of the best" globally—companies that are leaders in their respective industries or emerging players with established histories of earnings, easy access to credit and experienced management teams. These are companies the Investment Adviser believes are benefiting from sustainable competitive advantages. The Investment Adviser considers any company with these characteristics regardless of their respective capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries, including countries with emerging markets, that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in equity securities. The Fund normally invests at least 80% of its net assets in the common stock of companies that are tied economically to a number of different countries throughout the world, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to

GLOBAL SELECT FUND

capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (9/30/97)
Fund:
Class II Before Taxes	17.73%	12.29%	N/A	16.15%
Class I Before Taxes	17.64	12.26	N/A	16.13
Class I After Taxes on Distributions	14.46	11.03	N/A	12.44
Class I After Taxes on Distributions and Sale of Fund shares	12.88	10.19	N/A	12.13
Index: (reflects no deduction for fees, expenses or taxes)
MSCI ACWI	21.53	11.31	N/A	6.88

The Fund's year to date performance as of June 30, 2007 was 11.50%.

After-tax returns are shown for Class I shares only and after-tax returns for the Fund's other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International ("MSCI") All Country World Index is an unmanaged, market capitalization weighted index composed of approximately 2000 companies with average market capitalizations of approximately US $10 billion. The index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors may not make a direct investment into an index,

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

GLOBAL SELECT FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.65%	0.65%
Other expenses	0.50%	0.45%
Total Annual Fund Operating Expenses	1.15%	1.10%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 0.99% and 0.94%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.47% for Class I and 0.42% for Class II; and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$121	$381	$667	$1,519
CLASS II	$116	$364	$638	$1,453

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$104	$328	$574	$1,307
CLASS II	$99	$311	$545	$1,241

INTERNATIONAL GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in companies with above average earnings growth and positioned in strong growth areas, typically in greater than 20 countries outside of the U.S. The Fund's investments are not limited with respect to the capitalizaton size of issuers.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stock. In addition, the Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities or issuers with smaller market capitalizations. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.·

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

INTERNATIONAL GROWTH FUND

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/27/96)
Fund: Class I Before Taxes	21.03%	13.15%	10.68%	10.77%
Class I After Taxes on Distributions	17.07	11.63	9.51	9.60
Class I After Taxes on Distributions and Sale of Fund shares	15.21	10.94	8.95	9.03
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE	26.86	15.43	8.06	8.03

The Fund's year to date performance as of June 30, 2007 was +13.95%.

Performance is shown for Class I shares only. The Fund's Class II shares have less than a year's performance. After-tax returns are shown for Class I shares only and after-tax returns for the Fund's other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE) is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INTERNATIONAL GROWTH FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.50%	0.50%
Other expenses	0.90%	0.51%
Total Annual Fund Operating Expenses	1.40%	1.01%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 1.13% and 0.74% respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.86% for Class I and 0.46% for Class II; and 0.04 for Class I and 0.05 for Class II in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$147	$463	$812	$1,849
CLASS II	$106	$334	$586	$1,334

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$119	$374	$656	$1,492
CLASS II	$78	$245	$429	$977

INTERNATIONAL GROWTH OPPORTUNITIES FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller-capitalized companies with above average earnings growth and positioned in strong growth areas, typically in greater than 20 countries outside of the U.S. In the opinion of the Fund's Investment Adviser, small-capitalized companies are those whose stock market capitalizations are less than the 80th percentile of the Citigroup World ex-U.S. BMI Index. As of June 30, 2007 the Index was comprised of companies with capitalizations ranging from $3 million to $216 billion. In non-U.S. markets, the capitalization ranges for small capitalized stocks may be significantly higher or lower than the U.S. and will vary. The market capitalization ranges of stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets. The Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stock. Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with larger market capitalizations. The Fund may invest up to 20% of its assets in U.S. issuers.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

INTERNATIONAL GROWTH OPPORTUNITIES FUND

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/31/97)
Fund Class IV Before Taxes	29.55%	20.70%	N/A	20.03%
Class III Before Taxes	29.51	20.68	N/A	20.02
Class II Before Taxes	29.42	20.74	N/A	20.06
Class I Before Taxes	29.25	20.62	N/A	19.99
Class I after Taxes on Distributions	28.65	20.61	N/A	18.60
Class I after Taxes on Distributions and Sale of Fund Shares	19.74	18.44	N/A	17.22
Index: (reflects no deduction for fees, expenses or taxes)
Citigroup World EMI xUS Growth	27.77	20.64	N/A	10.48
Citigroup World EMI xUS	29.42	23.73	N/A	13.13

The Fund's year to date performance as of June 30, 2007 was +23.69%

After-tax returns are shown for Class I shares only and after-tax returns for the Fund's other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: Citigroup World EMI xUS Growth Index is an unmanaged total-return performance benchmark. The Index is an world equity index representative of small capitalzation securities, defined as the bottom 20% of any given countries available market capitalization excluding the U.S. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INTERNATIONAL GROWTH OPPORTUNITIES FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I, II, III and IV shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II	Class III	Class IV
Management fee	0.70%	0.70%	0.70%	0.70%
Other expenses	0.72%	0.58%	0.52%	0.48%
Total Annual Fund Operating Expenses	1.42%	1.28%	1.22%	1.18%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be as follows:

Share Class	Total Annual Fund Operating Expenses
Class I	1.16%
Class II	1.03%
Class III	0.96%
Class IV	0.92%

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.69% for Class I, 0.54% for Class II, 0.49% for Class III and 0.44% for Class IV; and 0.03% for Classes I and III, and 0.04% for Classes II and IV in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$149	$470	$824	$1,875
CLASS II	$134	$424	$743	$1,690
CLASS III	$128	$404	$708	$1,611
CLASS IV	$124	$391	$685	$1,558

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
CLASS I	$122	$384	$673	$1,532
CLASS II	$108	$341	$598	$1,360
CLASS III	$101	$318	$557	$1,268
CLASS IV	$97	$305	$534	$1,215

EMERGING MARKETS FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the countries represented in the Fund's benchmark, the MSCI Emerging Markets Index. The portfolio managers' "Emerging Markets Systematic" investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund's benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 150% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stock. In addition, the Fund spreads its investments among countries. Normally, at least 80% of its net assets will be invested in companies that are tied economically to a number of different countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—Non-U.S. securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable

EMERGING MARKETS FUND

short-term gains that may be taxed as normal income and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The Fund is a new fund and does not yet have a full calendar year of performance.

EMERGING MARKETS FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as percentage of average daily net assets	Class I	Class II
Management fee	0.90%	0.90%
Other expenses	0.45%	0.35%
Total Annual Fund Operating Expenses	1.35%	1.25%

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 1.24% and 1.14% respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.42% for Class I and 0.32% for Class II; and 0.03% in trustees' and interest expense, based on estimated amounts for the current fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
CLASS I	$142	$447
CLASS II	$131	$414

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
CLASS I	$130	$410
CLASS II	$120	$377

INTERNATIONAL SYSTEMATIC FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in companies located throughout the world.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the developed countries represented in the Fund's benchmark, the MSCI EAFE Index. The Investment Adviser's "international systematic" investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund's benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stocks. Under normal conditions, the Fund invests at least 80% of its net assets in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 50.

INTERNATIONAL SYSTEMATIC FUND

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The Graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (7/6/05)
Fund: Before Taxes	31.34%	N/A	N/A	37.51%
After Taxes on Distributions	30.60	N/A	N/A	36.54
After Taxes on Distributions and Sale of Fund shares	20.42	N/A	N/A	31.64
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Index	26.86	N/A	N/A	29.11

The Fund's year to date performance as of June 30, 2007 was 9.58%.

Performance is shown only for Class I shares. The Fund's Class II and III shares have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index ("EAFE") is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. Unless otherwise noted, equity index returns reflect the reinvestment of all income dividends and capital gains, if any. Index return calculations do not reflect fees, brokerage commissions or other expenses of investing. Investors may not make direct investments into any index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INTERNATIONAL SYSTEMATIC FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I, Class II, and Class III shares have no sales charge (load) or 12b-1 distribution fees.

	Class I	Class II	Class III
Management fee	0.50%	0.50%	0.50%
Other expenses	0.53%	0.36%	0.26%
Total Annual Fund Operating Expenses	1.03%	0.86%	0.76%

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund reduces expenses by a portion of the brokerage commissions paid by it and by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I, Class II, and Class III shares would be 0.81%, 0.55%, and 0.46%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.48% for Class I, 0.33% for Class II, and 0.23% for Class III; and 0.05% for Class I and 0.03% for Classes II and III in trustees' and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
Class I	$108	$341
Class II	$90	$285
Class III	$80	$252

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
Class I	$85	$268
Class II	$58	$182
Class III	$48	$152

INTERNATIONAL ALL CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in a diversified portfolio of equity securities of companies primarily located in developed non-U.S. markets.

The Investment Adviser conducts "bottom-up" individual company analysis on a group of companies that meet the Investment Adviser's standards. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. A "top-down" analysis is conducted to confirm the results of "bottom-up" scrutiny, and help identify the most attractive sectors and countries for investment. The resulting portfolio is invested in companies with above average earnings growth and positioned in strong growth areas, typically in greater than twenty countries outside of the U.S. The Fund will invest in companies of any size from larger, well-established companies to smaller, emerging growth companies, and may invest in companies in lesser-developed countries.

The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stocks. Under normal conditions, the Fund invests at least 80% of its net assets in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

INTERNATIONAL ALL CAP GROWTH FUND

See "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (6/30/99)
Fund: Class I Before Taxes	29.64%	17.79%	N/A	11.23%
Class I After Taxes on Distributions	28.68	17.58	N/A	9.06
Class I After Taxes on Distributions and Sale of Fund shares	20.13	15.68	N/A	8.38
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Growth	22.69	12.63	N/A	4.13
MSCI EAFE	26.86	15.43	N/A	7.28

The Fund's year to date performance as of June 30, 2007 was 14.40%.

On November 18, 2005, the Fund became the successor entity to the Nicholas-Applegate International All Cap Growth Fund, a series of the Professionally Managed Portfolios ("Acquired Fund"). The Acquired Fund transferred all of its assets and liabilities in exchange for shares of the Fund, and the investment objectives, policies and limitations of the Fund are substantially similar to the those of the Acquired Fund. The performance shown above includes the performance of the Acquired Fund from June 30, 1999 to November 18, 2005.

Performance is shown for Class I shares only. The Fund's Class II shares have less than a year's performance. After-tax returns are shown for Class I shares only and after-tax returns for the Fund's other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East Growth Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. It consists of the top 50% of the MSCI EAFE, those companies with the highest Price/Book Value ratio. Investors may not make direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INTERNATIONAL ALL CAP GROWTH FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

	Class I	Class II
Management fee	0.85%	0.85%
Other expenses	0.32%	0.17%
Total Annual Fund Operating Expenses	1.17%	1.02%

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund reduces expenses by a portion of the brokerage commissions paid by it and by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 1.03% and 0.88%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.27% for Class I and 0.12% for Class II; and 0.05% in trustees' and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
Class I	$123	$387
Class II	$107	$338

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
Class I	$108	$341
Class II	$92	$291

U.S. HIGH YIELD BOND FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in U.S. corporate bonds rated below investment grade.

In managing the Fund's investment portfolio, the Fund's Investment Adviser seeks to minimize the main risk associated with High Yield Bonds—Credit Risk. To this end, the Investment Adviser uses traditional high yield credit analysis combined with a disciplined, fundamental bottom-up research process that facilitates the early identification of high yield issuers demonstrating an ability to improve their fundamental characteristics. In the opinion of the Investment Adviser, high yield bond returns are driven by company performance, not by the direction of interest rates. Portfolio candidates are expected to exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance. The Investment Adviser's sell discipline is clearly defined and designed to drive the Fund's portfolio continually toward strength. A series of sell alerts triggering further verification research such as, change in credit fundamentals, decline in relative attractiveness to other issues, and decline in industry fundamentals are utilized and the Investment Adviser will consider selling a particular security if any of the original reasons for purchase materially changes. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. corporate bonds rated below investment grade. Below investment grade bonds are generally those rated below BBB by S&P or Baa by Moody's Investor Services or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. For a description of these ratings, see "Bond Quality" beginning on page 53. Securities may bear rates that are fixed, variable or floating and the Fund invests across the entire range of maturities of corporate bonds rated below investment grade.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Below Investment Grade Bonds—The bonds in which the Fund invests have a higher default risk than investment grade bonds. Below investment grade bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding. Accordingly, below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.

■  Liquidity—The liquidity of individual corporate bonds varies considerably. Below investment grade corporate bonds have less liquidity than higher rated investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.

■  Economic—Below investment grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. This effect grows more pronounced in bonds with longer outstanding maturities.

■  Interest Rates—The returns of below investment grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 50.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

U.S. HIGH YIELD BOND FUND

Average annual total return as of 12/31/06

	1 Year	5 Years	10 Year	Since Inception (7/31/96)
Fund: Class II Before Taxes	9.92%	9.01%	7.85%	8.63%
Class I Before Taxes	9.84	9.00	7.85	8.63
Class I after Taxes on Distributions	6.96	5.86	3.82	4.51
Class I after Taxes on Distributions and Sale of Fund shares	6.30	5.79	4.12	4.76
Index: (reflects no deduction for fees, expenses or taxes)
Merrill Lynch High Yield Master II	11.77	9.86	6.53	6.95

The Fund's year to date performance as of June 30, 2007 was 2.80%.

After-tax returns are shown for Class I shares only and after-tax returns for the Fund's other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Merrill Lynch High Yield Master II Index is an unmanaged index consisting of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	0.40%	0.40%
Other expenses	0.23%	0.18%
Total Annual Fund Operating Expenses	0.63%	0.58%

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" and "Net Expenses" for Class I and Class II shares would be 0.51% and 0.46%, respectively.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.20% for Class I and 0.15% for Class II; and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

U.S. HIGH YIELD BOND FUND

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class I	$66	$209	$366	$832
Class II	$61	$192	$337	$766

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be as follows:

	Year 1	Year 3	Year 5	Year 10
Class I	$54	$169	$296	$674
Class II	$48	$152	$267	$608

SIMPLIFIED ACCOUNT INFORMATION

OPENING AN ACCOUNT
This is the minimum initial investment	The minimum initial Investment differs by fund and share class. See "Investment Minimums" on page 43.

Use this type of application	New Account Form or IRA Application

Before completing the application	Each Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call the Funds at (800) 551-8043.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301 c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number by sending a completed application to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BUYING SHARES
The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify which Fund to purchase

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of a Fund's responsibility for the prevention of money laundering, each Fund may require a detailed verification of a shareholder's identity, any beneficial owner underlying the account and the source of the payment.

SIMPLIFIED ACCOUNT INFORMATION

EXCHANGING SHARES
This is the minimum exchange amount to open a new account	The minimum exchange amount differs by fund and share class. See "Investment Minimums" on page 43.

The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Trust will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are a participant in a qualified retirement plan	Make exchanges through your plan administrator or sponsor, who is responsible for transmitting orders.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480. Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	Each Fund intends to pay in cash for all shares redeemed, but each Fund reserves the right to make payment wholly or partly in shares of investment securities. When a Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. However, each Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an individual account varies by Fund and share class, see "Investment Minimums" on page 43.

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimums. In addition, the Investment Adviser may take into account the aggergate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. Eligibility for different classes of a Fund depends upon the shareholder meeting either (i) the minimum "Total Fund Investment" set forth under "Investment Minimums" on page 43 (ii) the total market value of all the shareholder's assets managed by the Investment Adviser and its affiliates or (iii) what the Investment Adviser and shareholder may negotiate at arm's length. The Funds may only accept orders for shares in states where they are legally able to offer shares.

The Funds may discontinue sales of their shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing shareholders invested in that Fund would be permitted to continue to authorize investment in that Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. The Funds may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Funds. The Funds may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Funds reserve the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in a Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Funds and their agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Funds' portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Funds' Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the Fund does not calculate its NAV and thus may affect the Funds' NAV on days when shareholders will not be able to purchase or redeem Fund shares.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

Execution of Requests. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.

Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven calendar days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of a Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

Market Timing. The Funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Funds, the Investment Adviser monitors trading activity and the Funds will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Funds may consider a shareholder's trading history in the Funds. The Funds may change or cancel their exchange policies at any time, upon 60 days' notice to its shareholders.

Because certain Funds invest in markets throughout the world, they may be especially susceptible to market timing if they allowed excessive trades that can take advantage of the different times that overseas markets are open. The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Redemptions In Kind. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

YOUR ACCOUNT

Retirement Plans. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Trust produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

ANNUALLY*	QUARTERLY	MONTHLY
U.S. Micro Cap	U.S. Convertible	U.S. High Yield Bond

U.S. Emerging Growth

U.S. Small Cap Value

U.S. Systematic

Large Cap Growth

Global Select

International Growth

International Growth

Opportunities

Emerging Markets

International Systematic

International All Cap Growth

Any net capital gains are distributed annually.

* Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains, determined by the length of time a Fund held an asset, rather than the length of time a shareholder holds a Fund's shares are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

Automatic Investment Plan. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at (800) 551-8043.

Investment Minimums.

MinimuM TotaL FunD InvestmenT
Funds Offering Class I Shares	All	$250,000

Funds Offering Class II Shares	U.S. Emerging Growth Fund
U.S. Small Cap Value
International
Systematic
U.S. Systematic Large Cap Growth
U.S. Convertible
U.S High Yield Bond
Global Select
International Growth
International Growth
Opportunities
International
All Cap Growth
	Emerging Markets	$50,000,000 $20,000,000 $25,000,000 $10,000,000 $50,000,000 $100,000,000

Funds Offering Class III Shares	U.S. Micro Cap International Growth Opportunities U.S. Convertible International Systematic	$25,000,000 $50,000,000

Funds Offering Class IV Shares	International Growth Opportunities U.S. Convertible	$50,000,000 $80,000,000

Automatic Share Conversion. The account of any shareholder in any class shall be automatically converted into the shares of a class of the same Fund with a higher shareholder account minimum if the shares in such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Funds' Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement is available in the Funds' annual report to shareholders dated March 31, 2007.

Founded in 1984, the Investment Adviser currently manages approximately $16 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to the Investment Advisory Agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

U.S. Micro Cap	1.00%
U.S. Emerging Growth	0.75%
U.S. Small Cap Value	0.75%
U.S. Systematic Large Cap Growth	0.45%
U.S. Convertible	0.55%
Global Select	0.65%
International Growth	0.50%
International Growth Opportunities	0.70%
Emerging Markets	0.90%
International Systematic	0.50%
International All Cap Growth	0.85%
U.S. High Yield Bond	0.40%

ADMINISTRATIVE AND SHAREHOLDER
SERVICES

The Funds pay for the administrative services they require under what is essentially an all-in fee structure. Class I, II, III & IV shareholders of the Funds pay an administrative fee to the Investment Adviser computed as a percentage of the Funds' assets attributable in the aggregate to Class I, II, III & IV shares, the Investment Adviser, in turn, provides or procures administrative services for Class I, II, III & IV shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class I, II, III & IV shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class I, II, II & IV shareholders of the Funds pay the Investment Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to a Fund's Class I, II, III & IV shares):

FUND	CLASS I	CLASS II	CLASS III	CLASS IV
US Micro Cap	0.54	N/A	0.39	N/A
US Emerging Growth	0.41	0.26	N/A	N/A
US Small Cap Value	0.52	0.42	N/A	N/A
US Systematic Large Cap Growth	0.64	0.49	N/A	N/A
US Convertible	0.44	0.34	0.26	0.19
Global Select	0.47	0.42	N/A	N/A
International Growth	0.86	0.46	N/A	N/A
International Growth Opportunities	0.69	0.54	0.49	0.44
Emerging Markets	0.42	0.32	N/A	N/A
International Systematic	0.48	0.33	0.23	N/A
International All Cap Growth	0.27	0.12	N/A	N/A
US High Yield Bond	0.20	0.15	N/A	N/A

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

MULTI CLASS STRUCTURE

The sole economic difference among the various classes of shares described in this prospectus is the level of shareholder service and administrative service fees that the classes bear for the client and shareholder service, administrative services, reporting and other support, reflecting the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the shareholder service and administrative service fees are lower for classes where the eligibility criteria require greater total assets under the Investment Adviser's management.

PORTFOLIO TRADES

The Investment Adviser is responsible for each Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to a Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

ORGANIZATION AND MANAGEMENT

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades a Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by the Investment Adviser's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of each Fund's portfolio is performed by a team of Portfolio Managers that jointly manage each Fund, as indicated. Portfolio Managers with day-to-day investment responsibilities for the portfolios of the Funds, as well as the Funds for which they are responsible, are listed below.

The Statement of Additional Information provides additional information about Mr. Valeiras and the Portfolio Managers, including compensation, other accounts managed by them and their ownership of fund shares.

Horacio A. Valeiras, CFA

Managing Director and Chief Investment Officer

Responsible for overseeing all investment and trading functions of the Investment Adviser

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment Management (1997-2002); 15 years of prior experience with Morgan Stanley Investment Management; Miller Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley;
S.M.—Massachusetts Institute of Technology; B.S.—Virginia Tech

• International Growth Fund (Since 8/02)

• U.S. Systematic Large Cap Growth Fund
(Since 8/02)

• International Growth Opportunities Fund
(Since 8/02)

• U.S. Small Cap Value Fund
(Since 8/02)

• International Systematic Fund (Since 8/02)

Douglas G. Forsyth, CFA

Portfolio Manager, US High Yield Bond/Convertibles

Joined firm in 1994; 3 years prior investment experience with AEGON USA

B.B.A.—University of Iowa

• U.S. High Yield Bond Fund (Since inception)

• U.S. Convertible Fund (Since inception)

John C. McCraw

Portfolio Manager, US Micro/Small Cap Growth

Joined firm in 1992; 2 years prior investment experience with Citizens and Southern National Bank

M.B.A.—University of California, Irvine; B.A.—Flagler College

• U.S. Micro Cap Fund (Since inception)

• U.S. Emerging Growth Fund (Since inception)

Pedro V. Marcal

Portfolio Manager, Global Equities

Joined firm in 1994; 5 years prior investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals

M.B.A.—The Anderson School at University of California, Los Angeles; B.A.—University of California, San Diego

• International Growth Fund (Since 4/06)

• International All Cap Growth Fund (Since 7/07)

Christopher A. Herrera

Portfolio Manager

Joined firm in July 2000; 5 years prior experience as an intern with the firm and with Lehman Brothers Global Real Estate Group

M.B.A.—University of California, Berkeley;
B.S.—University of Southern California

• Global Select Fund (Since 4/06)

• International Growth Opportunities Fund (Since 7/07)

Justin Kass, CFA

Portfolio Manager, US High Yield Bond/Convertibles

Joined firm in May 2000; previously an intern on the team. Prior experience with Universal Studios, Ocean Realty and Center for Cooperatives

M.B.A.—The Anderson School at University of California, Los Angeles; B.S.—University of California, Davis

• U.S. Convertible Fund (Since 1/03)

Robert S. Marren

Portfolio Manager

Joined firm in 2007; previously Portfolio Manager at Duncan-Hurst Capital Management (1998-2007); 17 years prior experience with Duncan-Hurst Capital Management; Hughes Aircraft Company; Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and VLSI Technology, Inc.

M.B.A.—Duke University, Fuqua School of Business; B.A.—University of California, San Diego

• U.S. Micro Cap Fund (Since 8/07)

• U.S. Emerging Growth Fund (Since 8/07)

William L. Stickney

Portfolio Manager, US High Yield Bond/Convertibles

Joined firm in 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen & Company; and Wayne Hummer & Company

M.B.A.—Northwestern University, J.L. Kellogg School of Management; B.S.—Miami University

• U.S. High Yield Bond Fund (Since inception)

Nelson W. Shing

Portfolio Manager, Global Equities

Joined firm in 2003; 6 years prior investment experience with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston Corporation

B.S.—University of California, Berkeley

• Global Select Fund (Since 6/07)

James Li, Ph.D., CFA

Portfolio Manager, Systematic

Joined firm in 2000; 5 years prior investment experience with Accessor Capital Management and Frank Russell Company

Ph.D.—University of Washington; M.B.A.—Texas A&M University; B.S.—Fudan University, Shanghai

• U.S. Systematic Large Cap Growth Fund
(Since 3/06)

Mark P. Roemer

Portfolio Manager, Systematic

Joined firm in 2001; 5 years prior investment experience with Barclays Global Investors (1997-2001) and Kleinwort Benson Investment Management of London

M.S.—London Business School; M.S.—Stanford University; B.S.—Virginia Polytechnic Institute & State University

• U.S. Small Cap Value Fund
(Since 2/07)

Jane Edmondson

Portfolio Manager, Systematic

Joined firm in 1996; 5 years prior investment experience with Merrill, Lynch

M.B.A.—San Diego State University; B.A.—University of California, Irvine

• U.S. Systematic Large Cap Growth Fund
(Since 3/06)

Steven Tael, Ph.D., CFA

Portfolio Manager, Systematic

Joined firm in 2005; 10 years prior investment experience with Mellon Capital Management (1997-2005), Bank of America, and AffiniCorp USA Ph.D.—State University of New York in Stony Brook

B.S. and M.S.—University of California, Santa Barbara

• International Systematic Fund (Since 3/06)

• Emerging Markets Fund (Since 7/07)

Kunal Ghosh

Portfolio Manager, Systematic

Joined firm in 2006; previously Portfolio Manager (2004-2006) and Research Analyst (2003-2004) at Barclays Global Investors, Quantitative Analyst at Cayuga Hedge Fund (2002-2003); prior experience with GM-Delphi Automotive Systems.

M.B.A.—Cornell University; M.S.—University of British Columbia; B.Tech.—Indian Institute of Technology

• International Systematic Fund (Since 7/06)

• Emerging Markets Fund (Since 7/07)

The Statement of Additional Information contains additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

ORGANIZATION AND MANAGEMENT

INVESTMENTS TEAM

Each Portfolio Manager is assisted by the entirety of Nicholas-Applegate's Investments Team, which is comprised of portfolio managers, research analysts and other investment professionals, as set forth below. Team members provide research reports and make recommendations with respect to each Fund's portfolio, but do not have primary responsibility for day-to-day portfolio management except as indicated above.

TRADITIONAL ANALYSTS

K. Mathew Axline, CFA

Analyst

Joined firm in 2004, 5 years prior experience with Pescadero Ventures, LLC; Icarian, Inc.; and Merrill Lynch, Pierce, Fenner & Smith

M.B.A.—Indiana University; B.S.—The Ohio State University

Stephen W. Lyford

Analyst

Joined firm in 2005; 4 years prior experience with Hearthstone Real Estate; Duncan-Hurst Capital Management; and Trammell Crow in Dallas, TX.

M.B.A.—The UCLA Anderson School of Management; B.B.A. and B.S.—Southern Methodist University

Blake H. Burdine

Analyst

Joined firm in 2007; 15 years prior experience with Duncan-Hurst Capital Management; CapitalWorks Investment Partners; USAA Investment Management; Credit Suisse First Boston; Jefferies & Company; and Howard Weil, Labouisse, Friedrichs

M.B.A.—The University of Texas, McCombs School of Business; B.A.—The University of Texas

Todd R. Buechs

Analyst

Joined firm 2005; 5 years prior experience with Sanford Bernstein, LLC; Goldman Sachs & Co.; and the U.S. Marine Corps

M.B.A.—Tuck School of Business at Dartmouth; B.S.—U.S. Naval Academy

Gregory Ise

Analyst

Joined firm in 2006; 4 years prior experience with Carmel Capital Management; Osmium Partners; Weber Shandwick Worldwide; and UBS Investment Bank.

M.B.A.—Walter Haas School of Business, University of California, Berkeley; B.S.—University of Kansas

Alan Trice

Analyst

Joined firm in 2005; Participated in the Duke University Australia Program in Economics through the University of South Wales, Sydney, Australia

A.B.—Duke University

Yuka O. Marosek, CFA

Analyst

Joined firm in 2007; 17 years prior experience with First American Trust; Royal Bank of Canada; Mitsubishi Trust and Banking Corporation; and The Chiba Bank

M.B.A.—California State University, Long Beach; B.A.—Tsuda College, Japan

Lucrecia Tam

Analyst

Joined firm in 2008; 7 years prior experience with Deutsche Bank Securities, Inc.; UBS Securities, L.L.C.; Nomura Securities International; and Price Waterhouse (now Price WaterhouseCoopers)

M.S.—Boston University, London, U.K.; B.S.—Roosevelt University

SYSTEMATIC ANALYSTS

Sinclair Gomes

Analyst, Systematic

Joined firm in 2000; prior experience includes consulting assignments in software development for CapitalOne; Sempra Utilities; Donaldson Lufkin & Jenrette; PepsiCo; Fleet Bank; and Manitoba Public Insurance

Diploma—Institute for Computer Studies, Toronto, Ontario

Christoph Hinkelmann, Ph.D.

Analyst, Systematic

Joined firm in 2006; prior experience with Auburn University; Texas A&M University; and the Federal Reserve Board of Governors

Ph.D.—University of Rochester; B.A.—University of Virginia

Carma Wallace, CFA

Analyst, Systematic

Joined firm in 1999; 2 years prior experience with FinEcon and Thefeld, Finch and Abrams

M.S. and B.S.—University of California, Davis

Sherry Zhang

Analyst, Systematic

Joined firm in 2007; 6 years prior experience Pioneer Investments; JPMorgan Chase & Co.; Morgan Stanley Discover Financial Services; and GE Capital Auto Financial Services

M.B.A.—The University of Chicago, Graduate School of Business; M.P.H.—University of Michigan, School of Public Health; B.S.—Salem College

INCOME AND GROWTH STRATEGIES PORTFOLIO MANAGEMENT

Michael E. Yee

Portfolio Manager, Income and Growth Strategies

Joined firm in 1995; prior investment experience with Priority One Financial/Liberty Foundation

M.B.A.—San Diego State University; B.S.—University of California, San Diego

INCOME AND GROWTH STRATEGIES ANALYSTS AND TRADING

David A. Foster, CPA, CFA

Analyst

Joined firm in 2007; 10 years prior investment industry experience with Houlihan Lokey Howard & Zubin; BAE Systems; KPMG LLP; and Follmer, Rudzewicz & Co., PC

M.B.A.—University of Southern California, Marshall School of Business; B.A.—Albion College

Elizabeth Lemesevski

Analyst

Joined firm in 2001; 10 years prior experience with T.A. McKay & Company; Citibank; and CoreStates Philadelphia International Bank

M.B.A.—Fordham University; B.S.—Rutgers University

Joanna H. Willars

Analyst

Joined firm in 2006; six years prior investment experience with JPMorgan Chase Bank, N.A.; Shell Energy Services; and Williams Energy Trading and Marketing

M.B.A.—University of St. Thomas, Houston; B.A.—Texas A&M University

Nicole D. Larrabee

Fixed Income Trading Assistant

Joined firm in 2000; 4 years prior experience with Salomon Smith Barney (Schroders); Lehman Brothers, Inc.; Heflin and Co. LLC; Sun Alliance Holdings, Ltd.; and Cantor Fitzgerald and Co., Inc.

B.S.—The University of Arizona

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUNDS

Each Fund's goal and principal investment strategies, and the main risks of investing in the Funds, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, each Fund's investment strategy may be changed without shareholder approval. The Funds will provide shareholders with at least 60 days prior notice of any change in the Fund's investment policy. There can be no assurance that any Fund will achieve its investment goal.

The Funds may also use strategies and invest in securities that are not described in the Statement of Additional Information. The Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS

Non-U.S. Securities. The Global Select, International Growth, International Systematic, International Growth Opportunities, Emerging Markets and International All Cap Growth Funds invest in non-U.S. securities as a principal strategy. The remainder of the Funds may invest in non-U.S. securities as a non-principal strategy.

Currency Fluctuation. When a Fund invests in instruments issued by non-U.S. companies, the principal, income and sales proceeds must be paid to the Fund in local non-U.S. currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

Social, Political and Economic Factors. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of non-U.S. countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many non-U.S. countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation, witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

Inflation. Certain non-U.S. countries, especially many emerging market countries,have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

Differences In Securities Markets. The securities markets in non-U.S. countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in non-U.S. countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain non-U.S. countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

Custodial and Registration Procedures. Systems for the registration and transfer of securities in non-U.S. markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

Government Supervision of Securities Markets. Disclosure and regulatory standards in many non-U.S. countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in non-U.S. countries than in the United States, and enforcement of existing regulations may be extremely limited.

Financial Information and Reporting Standards. Issuers in non-U.S. countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS

The U.S. Convertible and U.S. High Yield Bond Funds invest in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invest may be of any maturity. Fixed income securities are subject to the following risks:

Market Risk. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

Credit Risk. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

Non-U.S. Risks. Non-U.S. debt securities pose additional risks because non-U.S. economic or political conditions may be less favorable than those of the United States. Non-U.S. financial markets may also have fewer investor protections. Debt securities in non-U.S. markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, non-U.S. debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS

Below investment grade securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

EQUITY-LINKED SECURITIES AND RISKS

Funds with Global or International strategies may purchase Equity-Linked Securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying security, there is the risk of default by the other party to the transaction. In the event of

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

TEMPORARY INVESTMENTS AND RISKS

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON-PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to a Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in non-U.S. currency forward contracts.

Forward Currency Contracts. The value of non-U.S. currencies can fluctuate significantly relative to the U.S. dollar and potentially result in losses for the Funds. To help offset such declines, the Funds at their discretion, may acquire non-U.S. currency forward contracts, enter into non-U.S. currency futures contracts and acquire put and call options on non-U.S.

currencies. The use of such derivatives entails special risks whereby a small investment in derivatives could have a potentially large impact on a fund's performance. Please see "Options" below.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

BOND QUALITY

Description of Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

Description of S&P's Corporate Bond Ratings

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal,although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or shorter of the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Funds (assuming reinvestment of all dividends and distributions), except as otherwise indicated, the financial highlights have been audited by PricewaterhouseCoopers, LLP with respect to the fiscal year ended March 31, 2003, 2004, 2005, 2006, and 2007, whose report along with the Funds' Financial Statements are included in the Funds' Annual Report which is available upon request.

For a class I share outstanding during the period indicated

					DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)	NET REALIZED AND UNREALIZED GAINS (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING
U.S. EQUITY FUNDS
U.S. MICRO CAP
For the year ended 03/31/07	$17.43	$(0.12)	$(0.19)	$(0.31)	$—	$(1.79)	$(1.79)	$15.33
For the year ended 03/31/06	12.83	(0.11)	5.06	4.95	—	(0.35)	(0.35)	17.43
For the year ended 03/31/05	14.69	(0.09)	(1.09)	(1.18)	—	(0.68)	(0.68)	12.83
For the year ended 03/31/04	7.44	(0.13)	7.38	7.25	—	—	—	14.69
For the year ended 03/31/03	10.88	(0.12)	(3.32)	(3.44)	—	—	—	7.44
U.S. EMERGING GROWTH
For the year ended 03/31/07	$13.90	$(0.07)	$0.19 (6)	$0.12	$—	$(0.93)	$(0.93)	$13.09
For the year ended 03/31/06	9.77	(0.11)	4.25	4.14	—	(0.01)	(0.01)	13.90
For the year ended 03/31/05	9.61	(0.07)	0.23	0.16	—	—	—	9.77
For the year ended 03/31/04	6.32	(0.09)	3.38	3.29	—	—	—	9.61
For the year ended 03/31/03	9.59	(0.07)	(3.20)	(3.27)	—	—	—	6.32
U.S. SMALL CAP VALUE
For the year ended 03/31/07	$19.85	$0.06	$1.90	$1.96	$(0.08)	$(2.44)	$(2.52)	$19.29
For the year ended 03/31/06	17.40	0.11	3.58	3.69	(0.06)	(1.18)	(1.24)	19.85
For the year ended 03/31/05	17.64	0.02	2.06	2.08	(0.01)	(2.31)	(2.32)	17.40
For the year ended 03/31/04	10.23	0.03	7.86	7.89	(0.02)	(0.46)	(0.48)	17.64
For the year ended 03/31/03	15.62	0.07	(3.29)	(3.22)	(0.12)	(2.05)	(2.17)	10.23
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	$17.86	$0.02	$1.89	$1.91	$—	$—	$—	$19.77
For the year ended 03/31/06	15.67	0.03	2.16	2.19	—	—	—	17.86
For the year ended 03/31/05	15.06	0.07	0.54	0.61	—	—	—	15.67
For the year ended 03/31/04	12.73	(0.02)	2.35	2.33	—	—	—	15.06
For the year ended 03/31/03	18.08	(0.05)	(5.30)	(5.35)	—	—	—	12.73
U.S. CONVERTIBLE
For the year ended 03/31/07	$24.57	$0.45	$2.03	$2.48	$(0.47)	$(2.23)	$(2.70)	$24.35
For the year ended 03/31/06	22.44	0.27	3.45	3.72	(0.55)	(1.04)	(1.59)	24.57
For the year ended 03/31/05	23.11	0.39	0.66	1.05	(0.45)	(1.27)	(1.72)	22.44
For the year ended 03/31/04	17.72	0.55	5.43	5.98	(0.59)	—	(0.59)	23.11
For the year ended 03/31/03	21.35	0.63	(3.55)	(2.92)	(0.71)	—	(0.71)	17.72

(1)  Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2)  Total returns are not annualized for periods less than one year.

(3)  Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)  Net expenses include certain items not subject to expense reimbursement.

(5)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Micro Cap, U.S. Systematic Large Cap Growth, Global Select, International Growth, and U.S. High Yield Bond do not exceed 1.56%, 1.00%, 1.20%, 1.40%, and 0.75% for the period 04/01/02 to 06/30/02, 1.56%, 0.90%, 1.05%, 1.15%, and 0.75% period 07/01/02 to 01/21/03, 1.40%, 1.00%, 1.10%, 1.15%, and 0.80% for the period 01/22/03 to 03/31/03, respectively. U.S. Emerging Growth, U.S. Small Cap Value, U.S. Equity Growth, Convertible and International Growth Opportunities had rates throughout the year of 1.25%, 1.30%, 1.00%, 1.00% and 1.40% respectively.

(6)  The fund received $28,454 from a security litigation settlement during the year which is reflected in realized gains. This event had a $0.05 per share impact to the fund.

(7)  The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Micro Cap, U.S. Emerging Growth, U.S. Systematic Large Cap Growth, U.S. Equity Growth, U.S. Convertible, Global Select, International Growth, International Growth Opportunities, and U.S. High Yield Bond do not exceed 1.40%, 1.25%, 1.00%, 1.00%, 1.00%, 1.10%, 1.15%, and 0.60% for the period 04/01/03 to 07/28/03, 1.56%, 1.48%, 1.12%, 1.23%, 1.02%, 1.16%, 1.41%, 1.56%, and 0.63% for the period 07/29/03 to 03/31/04, respectively. U.S. Small Cap Value does not exceed 1.30% for the period 04/01/03 to 07/28/03, 1.45% for the period 07/29/03 to 02/23/04, 1.30% for the period 02/24/04 to 03/31/04.

(8)  Inception to date Return.

(9)  Less than one penny per share.

(10)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Emerging Growth, Global Select, International Growth, International Growth Opportunities, and International All Cap Growth do not exceed 1.20%, 1.15%, 1.39%, 1.42%, and 1.15% for the period 01/24/06 to 03/31/06 respectively. U.S. Micro Cap, U.S. Small Cap Value, U.S. Systematic Large Cap Growth, U.S. Convertible and U.S. High Yield Bond had rates throughout the year of 1.56%, 1.30%, 1.12%, 1.02% and 0.63% respectively.

(11)  The expense reimbursement was terminated on January 23, 2006.

See Accompanying Notes to Financial Statements.

			RATIOS TO AVERAGE NET ASSETS (3)
	TOTAL RETURN (2)	NET ASSETS, ENDING (IN 000'S)	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES	EXPENSE (REIMBURSEMENTS)/ RECOUPMENT		EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
U.S. EQUITY FUNDS
U.S. MICRO CAP
For the year ended 03/31/07	(1.35%)	$84,405	(0.75%)	1.58%	—	(11)	1.58%	1.19%		165%
For the year ended 03/31/06	39.04%	78,058	(0.78%)	1.64%	(0.07%)		1.57%	1.10	%(10)	180%
For the year ended 03/31/05	(8.17%)	69,246	(0.72%)	1.63%	(0.07%)		1.56%	1.12%		266%
For the year ended 03/31/04	97.45%	68,876	(1.08%)	1.64%	(0.07%)		1.57%	1.19	%(7)	298%
For the year ended 03/31/03	(31.62%)	35,625	(1.36%)	1.75%	(0.16%)		1.59%	1.55	%(5)	164%
U.S. EMERGING GROWTH
For the year ended 03/31/07	1.30%	$7,409	(0.54%)	1.21%	—	(11)	1.21%	0.72%		148%
For the year ended 03/31/06	42.38%	6,721	(1.04%)	1.89%	(0.39%)		1.50%	1.17	%(10)	128%
For the year ended 03/31/05	1.66%	12,043	(0.75%)	1.63%	(0.17%)		1.46%	1.06%		142%
For the year ended 03/31/04	52.06%	32,095	(1.04%)	1.48%	(0.00%)		1.48%	1.26	%(7)	166%
For the year ended 03/31/03	(34.10%)	36,756	(0.96%)	1.45%	(0.17%)		1.28%	1.26	%(5)	118%
U.S. SMALL CAP VALUE
For the year ended 03/31/07	10.21%	$67,326	0.33%	1.31%	—	(11)	1.31%	1.01%		55%
For the year ended 03/31/06	21.97%	120,104	0.60%	1.31%	(0.01%)		1.30%	0.98	%(10)	53%
For the year ended 03/31/05	11.91%	86,017	0.11%	1.33%	(0.03%)		1.30%	1.13%		73%
For the year ended 03/31/04	77.64%	65,791	0.18%	1.35%	(0.01%)		1.34%	1.19	%(7)	101%
For the year ended 03/31/03	(21.54%)	10,980	0.47%	1.54%	(0.26%)		1.28%	1.25	%(5)	109%
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	10.69%	$945	0.09%	1.13%	—	(11)	1.13%	1.05%		100%
For the year ended 03/31/06	13.98%	667	0.19%	1.67%	(0.53%)		1.14%	1.04	%(10)	147%
For the year ended 03/31/05	4.05%	780	0.45%	1.66%	(0.54%)		1.12%	1.00%		197%
For the year ended 03/31/04	18.30%	3,518	(0.16%)	1.33%	(0.20%)		1.13%	0.93	%(7)	172%
For the year ended 03/31/03	(29.59%)	18,328	(0.34%)	1.27%	(0.30%)		0.97%	0.95	%(5)	193%
U.S. CONVERTIBLE
For the year ended 03/31/07	10.79%	$39,022	1.89%	1.02%	—	(11)	1.02%	0.85%		92%
For the year ended 03/31/06	17.15%	31,627	1.02%	1.14%	(0.11%)		1.03%	0.87	%(10)	92%
For the year ended 03/31/05	4.62%	35,397	1.68%	1.10%	(0.08%)		1.02%	0.85%		102%
For the year ended 03/31/04	34.15%	50,103	2.57%	1.10%	(0.06%)		1.04%	1.00	%(7)	103%
For the year ended 03/31/03	(13.69%)	44,901	3.17%	1.16%	(0.15%)		1.01%	1.00	%(5)	114%

FINANCIAL HIGHLIGHTS — Continued

					DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)	NET REALIZED AND UNREALIZED GAINS (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS		TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING
GLOBAL EQUITY FUNDS
GLOBAL SELECT
For the year ended 03/31/07	$18.96	$0.06	$1.85	$1.91	$—	$(2.27)		$(2.27)	$18.60
For the year ended 03/31/06	16.09	0.03	3.97	4.00	(0.03)	(1.10)		(1.13)	18.96
For the year ended 03/31/05	15.58	0.06	1.37	1.43	—	(0.92)		(0.92)	16.09
For the year ended 03/31/04	10.26	(0.01)	5.33	5.32	—	—		—	15.58
For the year ended 03/31/03	13.67	(0.02)	(3.39)	(3.41)	—	—		—	10.26
INTERNATIONAL GROWTH
For the year ended 03/31/07	$22.69	$0.07	$2.86	$2.93	$(0.07)	$(3.20)		$(3.27)	$22.35
For the year ended 03/31/06	20.47	0.16	6.05	6.21	—	(3.99)		(3.99)	22.69
For the year ended 03/31/05	19.09	0.08	1.72	1.80	—	(0.42)		(0.42)	20.47
For the year ended 03/31/04	12.83	0.30	6.00	6.30	(0.04)	—		(0.04)	19.09
For the year ended 03/31/03	17.17	0.12	(4.46)	(4.34)	—	—		—	12.83
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	$49.86	$0.05	$9.07	$9.12	$—	$(1.62)		$(1.62)	$57.36
For the year ended 03/31/06	35.01	(0.01)	15.10	15.09	(0.24)	—		(0.24)	49.86
For the year ended 03/31/05	29.43	0.32	5.35	5.67	(0.09)	—		(0.09)	35.01
For the year ended 03/31/04	17.39	0.18	11.86	12.04	—	—		—	29.43
For the year ended 03/31/03	22.72	0.07	(5.40)	(5.33)	—	—		—	17.39
EMERGING MARKETS
8/21/06 (Commenced) to 03/31/07	$10.00	$0.02	$2.84	$2.86	$(0.07)	$—		$(0.07)	$12.79
INTERNATIONAL SYSTEMATIC
For the year ended 03/31/07	$13.70	$0.09	$2.50	$2.59	$(0.02)	$(0.25)		$(0.27)	$16.02
7/06/05 (Commenced) to 03/31/06	10.00	0.06	3.81	3.87	(0.01)	(0.16)		(0.17)	13.70
INTERNATIONAL ALL CAP GROWTH
For the year ended 03/31/07	$13.00	$0.07	$1.93	$2.00	$(0.08)	$(0.51)		$(0.59)	$14.41
For the year ended 03/31/06	9.08	0.01	3.92	3.93	(0.01)	—		(0.01)	13.00
For the year ended 03/31/05	8.19	0.01	0.92	0.93	—	(0.04)		(0.04)	9.08
For the year ended 03/31/04	4.84	(0.01)	3.36	3.35	—	—		—	8.19
For the year ended 03/31/03	6.74	(0.03)	(1.87)	(1.90)	—	—		—	4.84
FIXED INCOME FUND
U.S. HIGH YIELD BOND
For the year ended 03/31/07	$10.00	$0.73	$0.30	$1.03	$(0.76)	$—		$(0.76)	$10.27
For the year ended 03/31/06	10.04	0.70	0.02	0.73	(0.76)	—		(0.76)	10.00
For the year ended 03/31/05	10.34	0.85	(0.31)	0.54	(0.84)	(0.00	)(9)	(0.84)	10.04
For the year ended 03/31/04	9.65	0.86	0.63	1.49	(0.80)	—		(0.80)	10.34
For the year ended 03/31/03	9.88	0.83	(0.23)	0.60	(0.83)	—		(0.83)	9.65

(1)  Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2)  Total returns are not annualized for periods less than one year.

(3)  Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)  Net expenses include certain items not subject to expense reimbursement.

(5)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Micro Cap, U.S. Systematic Large Cap Growth, Global Select, International Growth, and U.S. High Yield Bond do not exceed 1.56%, 1.00%, 1.20%, 1.40%, and 0.75% for the period 04/01/02 to 06/30/02, 1.56%, 0.90%, 1.05%, 1.15%, and 0.75% period 07/01/02 to 01/21/03, 1.40%, 1.00%, 1.10%, 1.15%, and 0.80% for the period 01/22/03 to 03/31/03, respectively. U.S. Emerging Growth, U.S. Small Cap Value, U.S. Equity Growth, Convertible and International Growth Opportunities had rates throughout the year of 1.25%, 1.30%, 1.00%, 1.00% and 1.40% respectively.

(6)  Due to the realignment of the Fund's portfolio in connection with the combination with Global Technology Fund and Global HealthCare Fund, the cost of purchases of $27,251,277 and proceeds from sales of $35,006,695 have been excluded from the Portfolio Turnover calculation.

(7)  The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Micro Cap, U.S. Emerging Growth, U.S. Systematic Large Cap Growth, U.S. Equity Growth, U.S. Convertible, Global Select, International Growth, International Growth Opportunities, and U.S. High Yield Bond do not exceed 1.40%, 1.25%, 1.00%, 1.00%, 1.00%, 1.10%, 1.15%, and 0.60% for the period 04/01/03 to 07/28/03, 1.56%, 1.48%, 1.12%, 1.23%, 1.02%, 1.16%, 1.41%, 1.56%, and 0.63% for the period 07/29/03 to 03/31/04, respectively. U.S. Small Cap Value does not exceed 1.30% for the period 04/01/03 to 07/28/03, 1.45% for the period 07/29/03 to 02/23/04, 1.30% and 1.65% for the period 02/24/04 to 03/31/04.

(8)  Inception to date Return.

(9)  Less than one penny per share.

(10)  The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), Internatinal Systematic Fund do not exceed 1.75% for the period 07/06/05 to 07/31/05 and 1.20% for the period 08/01/05 to 09/30/05, respectively.

(11)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Emerging Growth, Global Select, International Growth, International Growth Opportunities, and International All Cap Growth do not exceed 1.20%, 1.15%, 1.39%, 1.42%, and 1.15% for the period 01/24/06 to 03/31/06 respectively. U.S. Micro Cap, U.S. Small Cap Value, U.S. Systematic Large Cap Growth, U.S. Convertible and U.S. High Yield Bond had rates throughout the year of 1.56%, 1.30%, 1.12%, 1.02% and 0.63% respectively.

(12)  The expense reimbursement was terminated on January 23, 2006.

(13)  For the year ended March 31, 2003 ratios include 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment income loss ratios would have been 1.48% and (1.38%) respectively.

(14)  For the year ended March 31, 2007 ratios do not include one time expense credit. Had this credit been included, the expense ratios would have been decreased by 0.07%

(15)  For the period from 11/28/06 to 12/21/06 the unitary fees for International Systematic Fund Class I were reduced from 0.48% to 0.23%. The Unitary fees were resumed to 0.48% through March 31, 2007.

				RATIOS TO AVERAGE NET ASSETS (3)
	TOTAL RETURN (2)		NET ASSETS, ENDING (IN 000'S)	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES		EXPENSE (REIMBURSEMENTS)/ RECOUPMENT		EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
GLOBAL EQUITY FUNDS
GLOBAL SELECT
For the year ended 03/31/07	10.64%		$78,550	0.35%	1.16%		—	(12)	1.16%	1.00%		105%
For the year ended 03/31/06	25.76%		77,225	0.16%	1.13%		(0.00%)		1.13%	0.88	%(11)	139%
For the year ended 03/31/05	9.27%		66,115	0.41%	1.15%		(0.01%)		1.14%	0.95%		164%
For the year ended 03/31/04	51.85%		78,327	(0.05%)	1.28%		(0.10%)		1.18%	1.01	%(7)	226%
For the year ended 03/31/03	(24.95%)		69,776	(0.16%)	1.42%		(0.27%)		1.15%	1.13	%(5)	230	%(6)
INTERNATIONAL GROWTH
For the year ended 03/31/07	13.80%		$15,000	0.30%	1.41%		—	(12)	1.41%	1.14%		119%
For the year ended 03/31/06	33.63%		45,889	0.73%	1.37%		(0.00%)		1.37%	0.99	%(11)	167%
For the year ended 03/31/05	9.49%		41,394	0.42%	1.39%		(0.00%)		1.39%	1.08%		203%
For the year ended 03/31/04	49.17%		51,450	1.35%	1.49%		(0.04%)		1.45%	1.19	%(7)	186%
For the year ended 03/31/03	(25.28%)		88,029	0.76%	1.46%		(0.21%)		1.25%	1.23	%(5)	203%
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	18.71%		$104,003	0.09%	1.43%		—	(12)	1.43%	1.18%		127%
For the year ended 03/31/06	43.34%		107,749	(0.02%)	1.38%		(0.00%)		1.38%	1.07	%(11)	168%
For the year ended 03/31/05	19.28%		55,462	1.05%	1.42%		(0.00%)		1.42%	1.11%		110%
For the year ended 03/31/04	69.24%		54,015	0.74%	1.47%		(0.00%)		1.47%	1.28	%(7)	124%
For the year ended 03/31/03	(23.46%)		65,351	0.36%	1.54%		(0.10%)		1.44%	1.42	%(5)	129%
EMERGING MARKETS
8/21/06 (Commenced) to 03/31/07	28.65	%(8)	$94	0.23%	1.63%		—	(12)	1.63%	1.52%		22%
INTERNATIONAL SYSTEMATIC
For the year ended 03/31/07	19.04%		$4,623	0.70%	0.93	%(15)	—	(12)	0.93%	0.70%		210%
7/06/05 (Commenced) to 03/31/06	38.92	%(8)	4,662	0.78%	2.94%		(1.69%)		1.25%	1.11	%(10)	103%
INTERNATIONAL ALL CAP GROWTH
For the year ended 03/31/07	15.75%		$23,827	0.49%	1.18%		—	(12)	1.18%	1.04%		118%
For the year ended 03/31/06	43.28%		20,562	0.08%	1.89%		(0.47%)		1.42%	1.39%		196%
For the year ended 03/31/05	11.34%		33,900	(0.42%)	2.07%		(0.59%)		1.48%	1.48%		166%
For the year ended 03/31/04	69.21%		28,700	(0.87%)	2.25%		(0.77%)		1.48%	1.48%		153%
For the year ended 03/31/03	(28.19%)		19,700	(1.37%)	2.47%		(0.98%)		1.49%	1.49	%(13)	190%
FIXED INCOME FUND
U.S. HIGH YIELD BOND
For the year ended 03/31/07	10.76%		$63,925	7.21%	0.64%		—	(12)	0.64%	0.52	%(14)	92%
For the year ended 03/31/06	7.40%		81,187	6.70%	0.82%		(0.18%)		0.64%	0.56	%(11)	112%
For the year ended 03/31/05	5.40%		131,677	7.82%	0.82%		(0.19%)		0.63%	0.60%		123%
For the year ended 03/31/04	16.67%		102,110	8.43%	0.87%		(0.23%)		0.64%	0.61	%(7)	134%
For the year ended 03/31/03	6.61%		120,182	8.78%	1.01%		(0.24%)		0.77%	0.77	%(5)	137%

FINANCIAL HIGHLIGHTS — Continued

For a Class II share outstanding during the period indicated

					DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)	NET REALIZED AND UNREALIZED GAINS (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME		NET REALIZED CAPITAL GAINS		TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING
U.S. EQUITY FUNDS
U.S. MICRO CAP
For the year ended 03/31/07	$17.50	$(0.08)	$(0.19)	$(0.27)	$—		$(1.79)		$(1.79)	$15.44
For the year ended 03/31/06	12.85	(0.09)	5.09	5.00	—		(0.35)		(0.35)	17.50
09/30/04 (Commenced) to 03/31/05	12.49	(0.03)	1.07	1.04	—		(0.68)		(0.68)	12.85
U.S. SMALL CAP VALUE
For the year ended 03/31/07	$19.83	$0.08	$1.90	$1.98	$(0.09)		$(2.44)		$(2.53)	$19.28
For the year ended 03/31/06	17.39	0.13	3.57	3.70	(0.08)		(1.18)		(1.26)	19.83
11/10/04 (Commenced) to 03/31/05	18.82	0.00 (6)	0.93	0.93	(0.04)		(2.32)		(2.36)	17.39
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	$17.75	$0.05	$1.87	$1.92	$(0.00	)(6)	$—		$—	$19.67
09/30/05 (Commenced) to 03/31/06	16.35	0.02	1.51	1.53	(0.13)		—		(0.13)	17.75
U.S. CONVERTIBLE
For the year ended 03/31/07	$24.58	$0.47	$2.04	$2.51	$(0.50)		$(2.23)		$(2.73)	$24.36
09/30/05 (Commenced) to 03/31/06	23.97	0.30	1.63	1.93	(0.28)		(1.04)		(1.32)	24.58
GLOBAL FUNDS
GLOBAL SELECT
For the year ended 03/31/07	$18.97	$0.08	$1.84	$1.92	$(0.01)		$(2.27)		$(2.28)	$18.61
For the year ended 03/31/06	16.09	0.04	3.98	4.02	(0.04)		(1.10)		(1.14)	18.97
For the year ended 03/31/05	15.58	0.07	1.36	1.43	—		(0.92)		(0.92)	16.09
6/30/03 (Commenced) to 03/31/04	12.12	(0.01)	3.47	3.46	—		—		—	15.58
INTERNATIONAL GROWTH
For the year ended 03/31/07	$22.71	$0.14	$2.86	$3.00	$(0.15)		$(3.20)		$(3.35)	$22.36
1/23/06 (Commenced) to 03/31/06	21.64	1.85	(0.78)	1.07	—		—		—	22.71
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	$50.01	$0.02	$9.22	$9.24	$—		$(1.62)		$(1.62)	$57.63
For the year ended 03/31/06	35.02	0.13	15.06	15.19	(0.20)		—		(0.20)	50.01
For the year ended 03/31/05	29.47	0.38	5.32	5.70	(0.15)		—		(0.15)	35.02
6/05/03 (Commenced) to 03/31/04	20.85	0.14	8.48	8.62	—		—		—	29.47
EMERGING MARKETS
03/23/07 (Commenced) to 03/31/07	$12.61	$0.00 (6)	$0.17	$0.17	$—		$—		$—	$12.78
INTERNATIONAL SYSTEMATIC
12/20/06 (Commenced) to 03/31/07	$15.48	$0.07	$0.45	$0.52	$—		$—		$—	$16.00
FIXED INCOME FUND
U.S. HIGH YIELD BOND
For the year ended 03/31/07	$9.98	$0.74	$0.29	$1.03	$(0.76)		$—		$(0.76)	$10.25
For the year ended 03/31/06	10.02	0.69	0.03	0.72	(0.76)		—		(0.76)	9.98
For the year ended 03/31/05	10.33	0.85	(0.32)	0.53	(0.84)		(0.00	)(6)	(0.84)	10.02
6/30/03 (Commenced) to 03/31/04	10.18	0.66	0.10	0.76	(0.61)		—		(0.61)	10.33

(1)  Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2)  Total returns are not annualized for periods less than one year.

(3)  Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)  Net expenses include certain items not subject to expense reimbursement.

(5)  Inception to date Return.

(6)  Less than one penny per share.

(7)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Systematic Large Cap Growth Class II, Global Select Class II, International Growth Class II and International Growth Opportunities Class II do not exceed 0.97%, 1.10%, 0.99% and 1.27% for the period 01/24/06 to 03/31/06 respectively. U.S. Micro Cap Class II, U.S. Small Cap Value Class II, and U.S. High Yield Bond Class II had rates throughout the year of 1.31%, 1.20% and 0.58% respectively. U.S. Convertible Fund Class II had rate of 0.92% since inception 09.30.05.

(8)  The expense reimbursement was terminated on January 23, 2006.

(9)  For the year ended March 31, 2007 ratios for U.S. High Yield Bond Fund does not include one time expense credits. Had those credits been included, the expense ratios would have been decreased by 0.01%.

				RATIOS TO AVERAGE NET ASSETS (3)
	TOTAL RETURN (2)		NET ASSETS, ENDING (IN 000'S)	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES	EXPENSE (REIMBURSEMENTS)/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
U.S. EQUITY FUNDS
U.S. MICRO CAP
For the year ended 03/31/07	(1.11%)		$2,692	(0.49%)	1.32%	— (8)	1.32%	0.91%		165%
For the year ended 03/31/06	39.37%		5,875	(0.56%)	1.40%	(0.09%)	1.31%	0.85	%(7)	180%
09/30/04 (Commenced) to 03/31/05	8.17	%(5)	15,200	(0.41%)	1.37%	(0.06%)	1.31%	0.97%		266%
U.S. SMALL CAP VALUE
For the year ended 03/31/07	10.29%		$9,382	0.37%	1.21%	— (8)	1.21%	0.91%		55%
For the year ended 03/31/06	22.15%		43,365	0.76%	1.21%	(0.01%)	1.20%	0.87	%(7)	53%
11/10/04 (Commenced) to 03/31/05	4.95	%(5)	17,691	0.33%	1.26%	(0.06%)	1.20%	0.93%		73%
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	10.83%		$10,040	0.28%	0.98%	— (8)	0.98%	0.91%		100%
09/30/05 (Commenced) to 03/31/06	9.43	%(5)	3,743	0.27%	1.37%	(0.37%)	1.00%	0.94	%(7)	147%
U.S. CONVERTIBLE
For the year ended 03/31/07	10.92%		$7,880	2.05%	0.92%	— (8)	0.92%	0.75%		92%
09/30/05 (Commenced) to 03/31/06	8.47	%(5)	3,634	2.26%	1.01%	(0.09%)	0.92%	0.77	%(7)	92%
GLOBAL FUNDS
GLOBAL SELECT
For the year ended 03/31/07	10.67%		$90,871	0.44%	1.11%	— (8)	1.11%	0.95%		105%
For the year ended 03/31/06	25.90%		100,610	0.21%	1.08%	(0.00%)	1.08%	0.83	%(7)	139%
For the year ended 03/31/05	9.27%		69,548	0.44%	1.10%	(0.01%)	1.09%	0.90%		164%
6/30/03 (Commenced) to 03/31/04	28.55	%(5)	35,817	(0.08%)	1.24%	(0.12%)	1.12%	0.94%		226%
INTERNATIONAL GROWTH
For the year ended 03/31/07	14.12%		$52,420	0.64%	1.02%	— (8)	1.02%	0.75%		119%
1/23/06 (Commenced) to 03/31/06	4.94	%(5)	56,501	1.21%	0.99%	(0.00%)	0.99%	0.73	%(7)	167%
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	18.90%		$73,640	0.05%	1.28%	— (8)	1.28%	1.03%		127%
For the year ended 03/31/06	43.55%		32,565	0.36%	1.22%	(0.00%)	1.22%	0.91	%(7)	168%
For the year ended 03/31/05	19.40%		35,233	1.19%	1.27%	—	1.27%	0.97%		110%
6/05/03 (Commenced) to 03/31/04	41.34	%(5)	60,394	0.66%	1.29%	—	1.29%	1.11%		124%
EMERGING MARKETS
03/23/07 (Commenced) to 03/31/07	1.35	%(5)	$39,081	1.28%	1.18%	— (8)	1.18%	1.18%		22%
INTERNATIONAL SYSTEMATIC
12/20/06 (Commenced) to 03/31/07	3.36	%(5)	$12,722	1.33%	0.85%	— (8)	0.85%	0.55%		210%
FIXED INCOME FUND
U.S. HIGH YIELD BOND
For the year ended 03/31/07	10.85%		$33,803	7.25%	0.59%	— (8)	0.59%	0.47	%(9)	92%
For the year ended 03/31/06	7.48%		42,648	6.76%	0.76%	(0.17%)	0.59%	0.50	%(7)	112%
For the year ended 03/31/05	5.36%		42,710	7.88%	0.77%	(0.19%)	0.58%	0.54%		123%
6/30/03 (Commenced) to 03/31/04	8.43	%(5)	68,952	8.68%	0.82%	(0.24%)	0.58%	0.57%		134%

FINANCIAL HIGHLIGHTS — Continued

For a Class III share outstanding during the period indicated

					DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)	NET REALIZED AND UNREALIZED GAINS (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING
GLOBAL FUNDS
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	$49.87	$0.24	$9.01	$9.25	$—	$(1.62)	$(1.62)	$57.50
09/30/05 (Commenced) to 03/31/06 (1)	39.26	(0.10)	11.03	10.93	(0.32)	—	(0.32)	49.87
INTERNATIONAL SYSTEMATIC
12/19/06 (Commenced) to 03/31/07	$15.36	$0.09	$0.56	$0.65	$—	$—	$—	$16.01

For a Class IV share outstanding during the period indicated

					DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)	NET REALIZED AND UNREALIZED GAINS (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING
U.S. EQUITY FUNDS
U.S. CONVERTIBLE
12/28/06 (Commenced) to 03/31/07	$23.47	$0.12	$0.91	$1.03	$(0.13)	$—	$(0.13)	$24.37
GLOBAL FUNDS
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	$49.90	$0.07	$9.21	$9.28	$—	$(1.62)	$(1.62)	$57.56
08/31/05 (Commenced) to 03/31/06 (1)	36.91	(0.07)	13.38	13.31	(0.32)	—	(0.32)	49.90

(1)  Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2)  Total returns are not annualized for periods less than one year.

(3)  Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)  Net expenses include certain items not subject to expense reimbursement.

(5)  Inception to date Return.

(6)  The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), International Growth Opportunities Fund Class III do not exceed 1.22% for the period 01/24/06 to 03/31/06.

(7)  The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), International Growth Opportunities Fund Class IV do not exceed 1.17% for the period 01/24/06 to 03/31/06.

(8)  The expense reimbursement was terminated on January 23, 2006.

				RATIOS TO AVERAGE NET ASSETS (3)
	TOTAL RETURN (2)		NET ASSETS, ENDING (IN 000'S)	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES	EXPENSE (REIMBURSEMENTS)/ RECOUPMENT		EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
GLOBAL FUNDS
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	19.00%		$4,694	0.46%	1.23%	—	(8)	1.23%	0.97%		127%
09/30/05 (Commenced) to 03/31/06 (1)	28.05	%(5)	6,771	0.46%	1.18%	(0.00%)		1.18%	0.87	%(6)	168%
INTERNATIONAL SYSTEMATIC
12/19/06 (Commenced) to 03/31/07	4.23	%(5)	$54,604	1.95%	0.76%	—	(8)	0.76%	0.46%		210%

				RATIOS TO AVERAGE NET ASSETS (3)
	TOTAL RETURN (2)		NET ASSETS, ENDING (IN 000'S)	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES	EXPENSE (REIMBURSEMENTS)/ RECOUPMENT		EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
U.S. EQUITY FUNDS
U.S. CONVERTIBLE
12/28/06 (Commenced) to 03/31/07	4.39	%(5)	$97,007	1.97%	0.77%	—	(8)	0.77%	0.60%		92%
GLOBAL FUNDS
INTERNATIONAL GROWTH OPPORTUNITIES
For the year ended 03/31/07	19.05%		$69,759	0.15%	1.19%	—	(8)	1.19%	0.93%		127%
08/31/05 (Commenced) to 03/31/06 (1)	36.29	%(5)	34,255	(0.28%)	1.13%	(0.00%)		1.13%	0.84	%(7)	168%

(This page has been left blank intentionally.)

FOR MORE INFORMATION

More information on these Funds is available free upon request, including the following:

Annual/Semi-Annual Report

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds' Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the internet Text versions of the Funds' documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFPROMULTI4/08

INSTITUTIONAL FUNDS PROSPECTUS

RETIREMENT SHARES

US FUNDS

U.S. Emerging Growth

U.S. Small Cap Value

U.S. Systematic Large Cap Growth

GLOBAL FUNDS

Global Select

International Growth

Emerging Markets

International Systematic

International All Cap Growth

FIXED INCOME FUNDS

U.S. High Yield Bond

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

July 31, 2007

(As revised April 11, 2008)

A Fund by Fund look at goals, strategies, risks and historical performance

US FUNDS

U.S. Emerging Growth	1

U.S. Small Cap Value	3

U.S. Systematic Large Cap Growth	5

GLOBAL FUNDS

Global Select	7

International Growth	9

Emerging Markets	11

International Systematic	13

International All Cap Growth	15

FIXED INCOME FUNDS

U.S. High Yield Bond	17

Policies and instructions for opening, maintaining, and redeeming shares from an account in any Fund.

SIMPLIFIED ACCOUNT INFORMATION

Opening an Account	19

Buying Shares	19

Exchanging Shares	20

Selling or Redeeming Shares	20

Signature Guarantees	21

YOUR ACCOUNT

Transaction Policies	22

Features and Account Policies	24

Further information that applies to the Funds as a group.

ORGANIZATION AND MANAGEMENT

Investment Adviser	25

Investment Adviser Compensation	25

Administrative and Shareholder Services	25

Distribution Plan	26

Multi Class Structure	26

Portfolio Trades	26

Portfolio Turnover	26

Portfolio Holdings	26

Portfolio Management	26

Investments Team	28

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION	30

FINANCIAL HIGHLIGHTS	36

FOR MORE INFORMATION	Back Cover

U.S. EMERGING GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in a portfolio of stocks with an average market capitalization similar to the Russell 2000 Growth Index as measured at the time of purchase. As of June 30, 2007, the index represented a capitalization range of $125 million to $3.3 billion. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. common stock. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

1

U.S. EMERGING GROWTH FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (10/1/93)
Fund: Before Taxes	15.99%	6.53%	6.14%	8.16%
After Taxes on Distributions	14.74	6.30	4.41	5.90
After Taxes on Distributions and Sale of Fund shares	12.01	5.64	4.46	5.90
Index: (reflects no deduction for fees, expenses or taxes)
Russell 2000 Growth	13.36	6.93	4.88	6.66

The Fund's year to date performance as of June 30, 2007 was 18.02%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: The Russell 2000 Growth Index is an unmanaged index containing those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization. Investors may not make a direct investment into an index.

The Fund commenced investment operations on October 1, 1993, with the offering of Class I shares and subsequently offered Class R shares on May 21, 1999. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the fees applicable to Class R shares which would have made returns slightly lower.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.75%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.45%
Total Annual Fund Operating Expenses	1.45%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 0.96%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.41%, and 0.04% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $152	Year 3 $480	Year 5 $841	Year 10 $1,915

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $101, $318, $557, and $1,268, respectively.

2

U.S. SMALL CAP VALUE FUND

The U.S. Small Cap Value Fund was liquidated and dissolved on December 31, 2007.

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests primarily in a universe of smaller U.S. companies with market capitalizations corresponding to the Russell 2000 Index. Generally, this means companies with market capitalization under $2.5 billion.

The Investment Adviser seeks to capitalize on leading companies in traditional value-oriented sectors and companies with near-term issues whose share price has been driven to unreasonably low valuations. In analyzing specific companies for possible investment, the Investment Adviser employs a multidimensional approach to stock selection, integrating detailed fundamental analysis with a proprietary quantitative model to identify the best small cap value investment opportunities in its universe. First, stocks are evaluated using a quantitative model, which applies the Investment Adviser's stock selection philosophy to a broad number of companies. Stocks that most strongly demonstrate the Investment Adviser's investment criteria of attractive valuation, financial strength, and positive change become the focus of hands-on traditional research. When narrowing the investment universe, a combination of the proprietary quantitative stock-selection technique coupled with fundamental research then provides the detailed analysis required to make informed investment decisions. The Investment Adviser considers whether to sell a particular security when the reason for its original purchase is no longer valid.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. common stock. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Value Investing—The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus is on undervalued stocks, the Fund's downside risk may be less than with growth company stocks since value stocks are in theory already underpriced.

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Lack of Operating History—The Fund is recently formed and has little operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

3

U.S. SMALL CAP VALUE FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/30/97)
Fund: Before Taxes	18.97%	17.75%	N/A	14.14%
After Taxes on Distributions	16.01	14.39	N/A	12.31
After Taxes on Distributions and Sale of Fund shares	14.14	13.60	N/A	11.54
Index: (reflects no deduction for fees, expenses or taxes)
Russell 2000 Value	23.49	15.37	N/A	11.40

The Fund's year to date performance as of June 30, 2007 was 4.40%.

Performance results reflect the total returns of a predecessor unregistered account managed by the Investment Adviser prior to the effective date of the Fund's registration date on 5/1/01. Returns are restated to reflect all fees and expenses applicable to the Fund. If the predecessor unregistered account had been registered as an investment company under federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

The Fund commenced investment operations on May 1, 2001 with the offering of Class I shares and subsequently offered Class R shares on May 5, 2004. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder services fee of .25%. Historical performance returns of the Class I shares do not reflect the distribution and shareholder servicing fee applicable to Class R shares which would have made returns slightly lower.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged. Investors may not make direct investment into an Index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.75%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.55%
Total Annual Fund Operating Expenses	1.55%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.21%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.52%, and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $163	Year 3 $513	Year 5 $899	Year 10 $2,047

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $127, $401, $702, and $1,598, respectively.

4

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the Russell 1000 Growth Index as measured at the time of purchase. Generally, this means companies with market capitalization greater than $1.5 billion. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Investment Adviser uses a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Fund's benchmark over time. The process begins with the Investment Adviser's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Investment Adviser, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

When determining whether positive change is sustainable over the long term, the Investment Adviser analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the Investment Adviser has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Investment Adviser considers whether to sell a particular security when any of these factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in common stock of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

To the extent the Fund is overweighted in certain market sectors compared to the Russell 1000 Growth Index, the Fund may be more volatile than the Index.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

5

U.S. SYSTEMATIC LARGE CAP GROWTH FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/27/96)
Fund: Before Taxes	14.85%	–0.04%	7.40%	7.27%
After Taxes on Distributions	14.85	–0.04	6.25	6.12
After Taxes on Distributions and Sale of Fund shares	9.65	–0.04	5.74	5.63
Index: (reflects no deduction for fees, expenses or taxes)
Russell 1000 Growth	9.06	2.69	5.44	5.28

The Fund's year to date performance as of June 30, 2007 was 8.90%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Growth is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the market for large cap stocks. Investors may not make a direct investment into an index.

The Fund commenced investment operations on December 27, 1996, with the offering of Class I shares and subsequently offered Class R shares on May 21, 1999. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the fees applicable to Class R shares which would have made returns slightly lower.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.45%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.67%
Total Annual Fund Operating Expenses	1.37%

† Rule 12b-1 fee: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.29%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.64%, and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $144	Year 3 $453	Year 5 $795	Year 10 $1,809

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $135, $427, $748, and $1,704, respectively.

6

GLOBAL SELECT FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its investment objective the Fund invests in a broad range of U.S. and non-U.S. companies in different industries that, in the Investment Adviser's opinion, represent the "best of the best" globally—companies that are leaders in their respective industries or emerging players with established histories of earnings, easy access to credit and experienced management teams. These are companies the Investment Adviser believes are benefiting from sustainable competitive advantages. The Investment Adviser considers any company with these characteristics regardless of their respective capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries, including countries with emerging markets, that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in equity securities. The Fund normally invests at least 80% of its net assets in the common stock of companies that are tied economically to a number of different countries throughout the world, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

7

GLOBAL SELECT FUND

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (9/30/97)
Fund: Before Taxes	17.64%	12.26%	N/A	16.13%
After Taxes on Distributions	14.46	11.03	N/A	12.44
After Taxes on Distributions and Sale of Fund shares	12.88	10.19	N/A	12.13
Index: (reflects no deduction for fees, expenses or taxes)
MSCI ACWI	21.53	11.31	N/A	6.88

The Fund's year to date performance as of June 30, 2007 was 11.50%.

The Fund commenced investment operations on September 30, 1997 with the offering of Class I shares and subsequently offered Class R shares on May 5, 2004. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder services fee of .25%. Historical performance returns of the Class I shares do not reflect the distribution and shareholder servicing fee applicable to Class R shares which would have made returns slightly lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International ("MSCI") All Country World Index is an unmanaged, market capitalization weighted index composed of approximately 2000 companies with average market capitalizations of approximately US $10 billion. The index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors may not make a direct investment into an index,

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.65%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.50%
Total Annual Fund Operating Expenses	1.40%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.24%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.47%, and 0.03% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $147	Year 3 $463	Year 5 $812	Year 10 $1,849

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $130, $410, $719 and $1,638, respectively.

8

INTERNATIONAL GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in companies with above average earnings growth and positioned in strong growth areas, typically in greater than 20 countries outside of the U.S. The Fund's investments are not limited with respect to the capitalization size of issuers.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 80% of its net assets invested in the common stock of companies that are tied economically to a number of different foreign countries throughout the world. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with smaller market capitalizations. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate which has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

9

INTERNATIONAL GROWTH FUND

PAST PERFORMANCE

The following graph and table below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (12/27/96)
Fund: Before Taxes	20.69%	12.80%	10.44%	10.54%
After Taxes on Distributions	16.68	11.26	9.26	9.36
After Taxes on Distributions and Sale of Fund shares	15.02	10.63	8.73	8.81
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE	26.86	15.43	8.06	8.03

The Fund's year to date performance as of June 30, 2007 was 13.79%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE) is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin. Investors may not make a direct investment into an index.

The Fund commenced investment operations on December 27, 1996, with the offering of Class I shares and subsequently offered Class R shares on May 21, 1999. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the fees applicable to Class R shares which would have made returns slightly lower.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.50%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.91%
Total Annual Fund Operating Expenses	1.66%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.40%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.86%, and 0.05% in trustees', tax and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $174	Year 3 $549	Year 5 $963	Year 10 $2,192

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $147, $463, $812, and $1,849, respectively.

10

EMERGING MARKETS FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the countries represented in the Fund's benchmark, the MSCI Emerging Markets Index. The portfolio managers' "Emerging Markets Systematic" investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund's benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 150% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stock. In addition, the Fund spreads its investments among countries. Normally, at least 80% of its net assets will be invested in companies that are tied economically to a number of different countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—Non-U.S. securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets.

11

EMERGING MARKETS FUND

These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The Fund is a new fund and does not yet have a full calendar year of performance.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.90%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.45%
Total Annual Fund Operating Expenses	1.60%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.49%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.42%, and 0.03% in trustees' and interest expense, based on estimated amounts for the current fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $168	Year 3 $530

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be $156 and $493, respectively.

12

INTERNATIONAL SYSTEMATIC FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in companies located throughout the world.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the developed countries represented in the Fund's benchmark, the MSCI EAFE Index. The Investment Adviser's "international systematic" investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers seek to position the Fund's portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund's benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stocks. Under normal conditions, the Fund invests at least 80% of its net assets in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The Graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

13

INTERNATIONAL SYSTEMATIC FUND

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (7/6/05)
Fund: Before Taxes	31.34%	N/A	N/A	37.51%
After Taxes on Distributions	30.60	N/A	N/A	36.54
After Taxes on Distributions and Sale of Fund shares	20.42	N/A	N/A	31.64
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Index	26.86	N/A	N/A	29.11

The Fund's year to date performance as of June 30, 2007 was 9.58%.

The Fund commenced investment operations with the offering of both Class I and Class R shares. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the issuance of Class R shares. Class I and R shares have no sales charges, but Class R shares have a distribution and shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the fees applicable to Class R shares, which would have made slightly lower returns.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE) is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin. Investors may not make a direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Total Annual Fund Operating Expenses are paid out of Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.50%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.51%
Total Annual Fund Operating Expenses	1.26%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

* Other expenses are based on estimated amounts for the current fiscal year.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.04%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.48%, and 0.03% in trustees' and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $132	Year 3 $417

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be $109 and $344, respectively.

14

INTERNATIONAL ALL CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in a diversified portfolio of equity securities of companies primarily located in developed non-U.S. markets.

The Investment Adviser conducts "bottom-up" individual company analysis on a group of companies that meet the Investment Adviser's standards. It identifies companies experiencing accelerating earnings, rising relative price strength and positive company fundamentals. A "top-down" analysis is conducted to confirm the results of "bottom-up" scrutiny, and help identify the most attractive sectors and countries for investment. The resulting portfolio is invested in companies with above average earnings growth and positioned in strong growth areas, typically in greater than twenty countries outside of the U.S. The Fund will invest in companies of any size from larger, well-established companies to smaller, emerging growth companies, and may invest in companies in lesser-developed countries.

The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its net assets in common stocks. Under normal conditions, the Fund invests at least 80% of its net assets in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the

15

INTERNATIONAL ALL CAP GROWTH FUND

Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (6/30/99)
Fund: Before Taxes	29.64%	17.79%	N/A	11.23%
After Taxes on Distributions	28.68	17.58	N/A	9.06
After Taxes on Distributions and Sale of Fund shares	20.13	15.68	N/A	8.38
Index: (reflects no deduction for fees, expenses or taxes)
MSCI EAFE GROWTH	22.69	12.63	N/A	4.13
MSCI EAFE	26.86	15.43	N/A	7.28

The Fund's year to date performance as of June 30, 2007 was 14.40%.

On November 18, 2005, the Fund became the successor entity to the Nicholas-Applegate International All Cap Growth Fund, a series of the Professionally Managed Portfolios ("Acquired Fund"). The Acquired Fund transferred all of its assets and liabilities in exchange for shares of the Fund, and the investment objectives, policies and limitations of the Fund are substantially similar to the those of the Acquired Fund. The performance shown above includes the performance of the Acquired Fund from June 30, 1999 to November 18, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East Growth Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. It consists of the top 50% of the MSCI EAFE, those companies with the highest Price/Book Value ratio. Investors may not make direct investment into an index.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

INVESTOR FEES AND EXPENSES

  Class R

Management fee	0.85%
Distribution fee (12b-1 fee)	0.25%
Other expenses	0.32%
Total Annual Fund Operating Expenses	1.42%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund reduces expenses by a portion of the brokerage commissions paid by it and by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 1.28%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.27%, and 0.05% in trustees' and interest expense incurred during the most recent fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs for the 1 and 3 year periods would be $149 and $470, respectively.

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be $134 and $424, respectively.

16

U.S. HIGH YIELD BOND FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in U.S. corporate bonds rated below investment grade.

In managing the Fund's investment portfolio, the Fund's Investment Adviser seeks to minimize the main risk associated with High Yield Bonds—Credit Risk. To this end, the Investment Adviser uses traditional high yield credit analysis combined with a disciplined, fundamental bottom-up research process that facilitates the early identification of high yield issuers demonstrating an ability to improve their fundamental characteristics. In the opinion of the Investment Adviser, high yield bond returns are driven by company performance, not by the direction of interest rates. Portfolio candidates are expected to exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance. The Investment Adviser's sell discipline is clearly defined and designed to drive the Fund's portfolio continually toward strength. A series of sell alerts triggering further verification research such as, change in credit fundamentals, decline in relative attractiveness to other issues, and decline in industry fundamentals are utilized and the Investment Adviser will consider selling a particular security if any of the original reasons for purchase materially changes. The Investment Adviser expects a high portfolio turnover rate which can be 100% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in U.S. corporate bonds rated below investment grade. Below investment grade bonds are generally those rated below BBB by S&P or Baa by Moody's Investor Services or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. For a description of these ratings, see "Bond Quality" beginning on page 33. Securities may bear rates that are fixed, variable or floating and the Fund invests across the entire range of maturities of corporate bonds rated below investment grade.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Below Investment Grade Bonds—The bonds in which the Fund invests have a higher default risk than investment grade bonds. Below investment grade bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding. Accordingly, below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.

■  Liquidity—The liquidity of individual corporate bonds varies considerably. Below investment grade corporate bonds have less liquidity than higher rated investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.

■  Economic—Below investment grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. This effect grows more pronounced in bonds with longer outstanding maturities.

■  Interest Rates—The returns of below investment grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 30.

PAST PERFORMANCE

The following graph and table show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

17

U.S. HIGH YIELD BOND FUND

Average annual total return as of 12/31/06

	1 Year	5 Year	10 Year	Since Inception (7/31/96)
Fund: Before Taxes	9.84%	9.00%	7.85%	8.63%
After Taxes on Distributions	6.96	5.86	3.82	4.51
After Taxes on Distributions and Sale of Fund shares	6.30	5.79	4.12	4.76
Index: (reflects no deduction for fees, expenses or taxes)
Merrill Lynch High Yield Master II	11.77	9.86	6.53	6.95

The Fund's year to date performance as of June 30, 2007 was 2.80%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Index: The Merrill Lynch High Yield Master II Index is an unmanaged index consisting of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default. Investors may not make a direct investment into an index.

The Fund commenced investment operations on July 31, 1996, with the offering of Class I shares and subsequently offered Class R shares on January 15, 2003. The performance shown above includes the performance of the Fund's Class I shares for periods prior to the offering of Class R shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been lower.

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.40%
Distribution fee (12b-1 fee)†	0.25%
Other expenses	0.23%
Total Annual Fund Operating Expenses	0.88%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's expense information contained in the table has been restated to reflect current fees.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 0.76%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.20%, and 0.03% in trustees' and interest expense, based on estimated amounts for the current fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $92	Year 3 $291	Year 5 $571	Year 10 $1,162

The example does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1,3,5 and 10 year periods would be $80, $252, $441, and $1,004, respectively.

18

SIMPLIFIED ACCOUNT INFORMATION

OPENING AN ACCOUNT
For this type of account	Regular Investment	Participants in Qualified Retirement Plans

This is the minimum initial investment	$250,000	Contact your plan administrator or sponsor

Use this type of application	New Account Form

Before completing the application	Each Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call the Funds at (800) 551-8043.

If you are a participant in a qualified retirement plan	Make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301, c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number with the Trust by sending a completed application to: Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BUYING SHARES
For this type of account	Regular Investment	Participants in Qualified Retirement Plans

The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are a participant in a qualified retirement plan	Make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify which Fund to purchase

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of a Fund's responsibility for the prevention of money laundering, each Fund may require a detailed verification of a shareholder's identity, any benefical owner underlying the account and the source of the payment.

19

SIMPLIFIED ACCOUNT INFORMATION

EXCHANGING SHARES
For this type of account	Regular Investment	Participants in Qualified Retirement Plans

This is the minimum exchange amount to open a new account	$250,000	Contact your plan administrator or sponsor

The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

If you are a participant in a qualified retirement plan	Make exchanges through your plan administrator or sponsor, who is responsible for transmitting orders.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Trust will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

20

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	Each Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are a participant in a qualified retirement plan	Make exchanges through your plan administrator or sponsor, who is responsible for transmitting orders.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480. Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	Each Fund intends to pay in cash for all shares redeemed, but each Fund reserves the right to make payment wholly or partly in shares of investment securities. When a Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. However, each Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

21

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an account for single and omnibus accounts is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Funds may only accept orders for shares in states where they are legally able to offer shares.

The Funds may discontinue sales of their shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing shareholders invested in that Fund would be permitted to continue to authorize investment in that Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. The Funds may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Funds reserve the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in a Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Funds and their agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

Securities traded in countries outside the U.S. may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Funds' portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will consider whether to value the security at fair value in accordance with procedures approved by the Funds' Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the

22

Fund does not calculate its NAV and thus may affect the Funds' NAV on days when shareholders will not be able to purchase or redeem Fund shares.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

Execution of Requests. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund has the right to refuse any purchase order.

Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven calendar days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of a Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section following, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class.

Market Timing. The Funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Funds, the Investment Adviser monitors trading activity and the Funds will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Funds may consider a shareholder's trading history in the Funds. The Funds may change or cancel their exchange policies at any time, upon 60 days' notice to its shareholders.

Because certain Funds invest in markets throughout the world, they may be especially susceptible to market timing if they allowed excessive trades that can take advantage of the different times that overseas markets are open. The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Redemptions In Kind. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the Fund minimum (see "Buying Shares" on page 25), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not

23

YOUR ACCOUNT

release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

Retirement Plans. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Trust produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Funds generally distribute most or all of their net earnings in the form of dividends. Each equity Fund pays dividends of net investment income annually. The U.S. High Yield Bond Fund pays dividends on net investment income monthly. Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains, determined by the length of time a Fund held an asset, rather than the length of time a shareholder holds a Fund's shares, are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Automatic Investment Plan. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at (800) 551-8043.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

24

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Funds' Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds. A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement is available in the Funds' annual report to shareholders dated March 31, 2007.

Founded in 1984, the Investment Adviser currently manages approximately $16 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to the Investment Advisory Agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

U.S. Emerging Growth	0.75%
U.S. Small Cap Value	0.75%
U.S. Systematic Large Cap Growth	0.45%
Global Select	0.65%
International Growth	0.50%
Emerging Markets	0.90%
International Systematic	0.50%
International All Cap Growth	0.85%
U.S. High Yield Bond	0.40%

ADMINISTRATIVE AND SHAREHOLDER SERVICES

ADMINISTRATIVE FEES

The Funds pay for the administrative services they require under what is essentially an all-in fee structure. Class R shareholders of the Funds pay an administrative fee to the Investment Adviser computed as a percentage of the Funds' assets attributable in the aggregate to Class R shares, the Investment Adviser, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class R shareholders of the Funds pay the Investment Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to a Fund's Class R shares):

FUND	CLASS R
US Emerging Growth	0.41
US Small Cap Value	0.52
US Systematic Large Cap Growth	0.64
Global Select	0.47
International Growth	0.86
Emerging Markets	0.42
International Systematic	0.48
International All Cap Growth	0.27
US High Yield Bond	0.20

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether

25

ORGANIZATION AND MANAGEMENT

such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

In addition, the Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by each of the Funds. Contact the Investment Adviser for more information.

MULTI CLASS STRUCTURE

The Funds also offer other classes of shares, which have different charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

PORTFOLIO TRADES

The Investment Adviser is responsible for each Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to a Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades a Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by the Investment Adviser's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of each Fund's portfolio is performed by a team of Portfolio Managers that jointly manage each Fund, as indicated. Portfolio Managers with day-to-day investment responsibilities for the portfolios of the funds, as well as the Funds for which they are responsible, are listed below.

The Statement of Additional Information provides additional information about Mr. Valeiras and the Portfolio Managers, including compensation, other accounts managed by them and their ownership of fund shares.

Horacio A. Valeiras, CFA

Managing Director and Chief Investment Officer

Responsible for overseeing all investment and trading functions of the Investment Adviser

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment Management (1997-2002); 15 years of prior experience with Morgan Stanley Investment Management; Miller Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley;
S.M.—Massachusetts Institute of Technology;
B.S.— Virginia Tech

• International Growth Fund (since 8/02)

• U.S. Systematic Large Cap Growth Fund (Since 8/02)

• International Systematic Fund (Since 8/02)

• U.S. Small Cap Value Fund (Since 8/02)

26

Douglas G. Forsyth, CFA

Portfolio Manager, US High Yield Bond/Convertibles

Joined firm in 1994; 3 years prior investment experience with AEGON USA

B.B.A.—University of Iowa

• U.S. High Yield Bond Fund (Since inception)

John C. McCraw

Portfolio Manager, US Micro/Small Cap Growth

Joined firm in 1992; 2 years prior investment experience with Citizens and Southern National Bank

M.B.A.—University of California, Irvine; B.A.—Flagler College

• U.S. Emerging Growth Fund (Since inception)

Pedro V. Marcal

Portfolio Manager, Global Equities

Joined firm in 1994; 5 years prior investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals

M.B.A.—The Anderson School at University of California, Los Angeles; B.A.—University of California, San Diego

• International Growth Fund (Since 4/06)

• International All Cap Growth Fund (Since 7/07)

Christopher A. Herrera

Portfolio Manager

Joined firm in July 2000; 5 years prior experience as an intern with the firm and with Lehman Brothers Global Real Estate Group

M.B.A.—University of California, Berkeley; B.S.—University of Southern California

• Global Select Fund (Since 4/06)

Robert S. Marren

Portfolio Manager

Joined firm in 2007; previously Portfolio Manager at Duncan- Hurst Capital Management (1998-2007); 17 years prior experience with Duncan-Hurst Capital Management; Hughes Aircraft Company; Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and VLSI Technology, Inc.

M.B.A.— Duke University, Fuqua School of Business; B.A.— University of California, San Diego

• U.S. Emerging Growth Fund (Since 8/07)

William L. Stickney

Portfolio Manager, US High Yield Bond/Convertibles

Joined firm in 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen & Company; and Wayne Hummer & Company

M.B.A.—Northwestern University, J.L. Kellogg School of Management; B.S.—Miami University

• U.S. High Yield Bond Fund (Since inception)

Nelson W. Shing

Portfolio Manager, Global Equities

Joined firm in 2003; 6 years prior investment experience with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston Corporation

B.S.—University of California, Berkeley

• Global Select Fund (Since 6/07)

James Li, Ph.D., CFA

Portfolio Manager, Systematic

Joined firm in 2000; 5 years prior investment experience with Accessor Capital Management and Frank Russell Company

Ph.D.—University of Washington; M.B.A.—Texas A&M University; B.S.—Fudan University, Shanghai

• U.S. Systematic Large Cap Growth Fund (Since 3/06)

Mark P. Roemer

Portfolio Manager, Systematic

Joined firm in 2001; 5 years prior investment experience with Barclays Global Investors (1997-2001) and Kleinwort Benson Investment Management of London

M.S.—London Business School; M.S.—Stanford University; B.S.—Virginia Polytechnic Institute & State University

• U.S. Small Cap Value Fund (Since 2/07)

Jane Edmondson

Portfolio Manager, Systematic

Joined firm in 1996; 5 years prior investment experience with Merrill, Lynch

M.B.A.—San Diego State University
B.A.—University of California, Irvine

• U.S. Systematic Large Cap Growth Fund (Since 3/06)

Steven Tael, Ph.D., CFA

Portfolio Manager, Systematic

Joined firm in 2005; 10 years prior investment experience with Mellon Capital Management (1997-2005), Bank of America, and AffiniCorp USA Ph.D.—State University of New York in Stony Brook

B.S. and M.S.—University of California, Santa Barbara

• International Systematic Fund (Since 3/06)

• Emerging Markets Fund (Since 7/07)

27

ORGANIZATION AND MANAGEMENT

Kunal Ghosh

Portfolio Manager, Systematic

Joined firm in 2006; previously Portfolio Manager (2004-2006) and Research Analyst (2003-2004) at Barclays Global Investors, Quantitative Analyst at Cayuga Hedge Fund (2002-2003); prior experience with GM-Delphi Automotive Systems.

M.B.A.—Cornell University; M.S.—University of British Columbia; B.Tech.—Indian Institute of Technology

• International Systematic Fund (Since 7/06)

• Emerging Markets Fund (Since 7/07)

The Statement of Additional Information contains additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

INVESTMENTS TEAM

Each Portfolio Manager is assisted by the entirety of Nicholas-Applegate's Investments Team, which is comprised of portfolio managers, research analysts and other investment professionals, as set forth below. Team members provide research reports and make recommendations with respect to each Fund's portfolio, but do not have primary responsibility for day-to-day portfolio management except as indicated above.

TRADITIONAL ANALYSTS

K. Mathew Axline, CFA

Analyst

Joined firm in 2004, 5 years prior experience with Pescadero Ventures, LLC; Icarian, Inc.; and Merrill Lynch, Pierce, Fenner & Smith

M.B.A.—Indiana University; B.S.—The Ohio State University

Stephen W. Lyford

Analyst

Joined firm in 2005; 4 years prior experience with Hearthstone Real Estate; Duncan-Hurst Capital Management; and Trammell Crow in Dallas, TX.

M.B.A.—The UCLA Anderson School of Management; B.B.A. and B.S.—Southern Methodist University

Blake H. Burdine

Analyst

Joined firm in 2007; 15 years prior experience with Duncan-Hurst Capital Management; CapitalWorks Investment Partners; USAA Investment Management; Credit Suisse First Boston; Jefferies & Company; and Howard Weil, Labouisse, Friedrichs

M.B.A.—The University of Texas, McCombs School of Business; B.A. – The University of Texas

Todd R. Buechs

Analyst

Joined firm 2005; 5 years prior experience with Sanford Bernstein, LLC; Goldman Sachs & Co.; and the U.S. Marine Corps

M.B.A.—Tuck School of Business at Dartmouth; B.S.—U.S. Naval Academy

Gregory Ise

Analyst

Joined firm in 2006; 4 years prior experience with Carmel Capital Management; Osmium Partners; Weber Shandwick Worldwide; and UBS Investment Bank.

M.B.A.—Walter Haas School of Business, University of California, Berkeley; B.S.—University of Kansas

Alan Trice

Analyst

Joined firm in 2005; Participated in the Duke University Australia Program in Economics through the University of South Wales, Sydney, Australia

A.B.—Duke University

Yuka O. Marosek, CFA

Analyst

Joined firm in 2007; 17 years prior experience with First American Trust; Royal Bank of Canada; Mitsubishi Trust and Banking Corporation; and The Chiba Bank

M.B.A.—California State University, Long Beach; B.A.—Tsuda College, Japan

Lucrecia Tam

Analyst

Joined firm in 2008; 7 years prior experience with Deutsche Bank Securities, Inc.; UBS Securities, L.L.C.; Nomura Securities International; and Price Waterhouse (now Price WaterhouseCoopers)

M.S.—Boston University, London, U.K.; B.S.—Roosevelt University

SYSTEMATIC ANALYSTS

Sinclair Gomes

Analyst, Systematic

Joined firm in 2000; prior experience includes consulting assignments in software development for CapitalOne; Sempra Utilities; Donaldson Lufkin & Jenrette; PepsiCo; Fleet Bank; and Manitoba Public Insurance

Diploma—Institute for Computer Studies, Toronto, Ontario

28

Christoph Hinkelmann, Ph.D.

Analyst, Systematic

Joined firm in 2006; prior experience with Auburn University; Texas A&M University; and the Federal Reserve Board of Governors

Ph.D.—University of Rochester; B.A.—University of Virginia

Carma Wallace, CFA

Analyst, Systematic

Joined firm in 1999; 2 years prior experience with FinEcon and Thefeld, Finch and Abrams

M.S. and B.S.—University of California, Davis

Sherry Zhang

Analyst, Systematic

Joined firm in 2007; 6 years prior experience Pioneer Investments; JPMorgan Chase & Co.; Morgan Stanley Discover Financial Services; and GE Capital Auto Financial Services

M.B.A.—The University of Chicago, Graduate School of Business; M.P.H.—University of Michigan, School of Public Health; B.S.—Salem College

INCOME AND GROWTH STRATEGIES PORTFOLIO MANAGEMENT

Justin Kass, CFA

Portfolio Manager, Income and Growth Strategies

Joined firm in 2000; previously an intern on the team. Prior experience with Universal Studios; Ocean Realty; and Center for Cooperatives

M.B.A.—The UCLA Anderson School of Management; B.S.—University of California, Davis

Michael E. Yee

Portfolio Manager, Income and Growth Strategies

Joined firm in 1995; prior investment experience with Priority One Financial/Liberty Foundation

M.B.A.—San Diego State University; B.S.—University of California, San Diego

INCOME AND GROWTH STRATEGIES ANALYSTS AND TRADING

David A. Foster, CPA, CFA

Analyst

Joined firm in 2007; 10 years prior investment industry experience with Houlihan Lokey Howard & Zubin; BAE Systems; KPMG LLP; and Follmer, Rudzewicz & Co., PC

M.B.A.—University of Southern California, Marshall School of Business; B.A.—Albion College

Elizabeth Lemesevski

Analyst

Joined firm in 2001; 10 years prior experience with T.A. McKay & Company; Citibank; and CoreStates Philadelphia International Bank

M.B.A.—Fordham University; B.S.—Rutgers University

Joanna H. Willars

Analyst

Joined firm in 2006; six years prior investment experience with JPMorgan Chase Bank, N.A.; Shell Energy Services; and Williams Energy Trading and Marketing

M.B.A.—University of St. Thomas, Houston; B.A.—Texas A&M University

Nicole D. Larrabee

Fixed Income Trading Assistant

Joined firm in 2000; 4 years prior experience with Salomon Smith Barney (Schroders); Lehman Brothers, Inc.; Heflin and Co. LLC; Sun Alliance Holdings, Ltd.; and Cantor Fitzgerald and Co., Inc.

B.S.—The University of Arizona

29

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUNDS

Each Fund's goal and principal investment strategies, and the main risks of investing in the Funds, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, each Fund's investment strategy may be changed without shareholder approval. The Funds will provide shareholders with at least 60 days prior notice of any change in the Fund's investment policy. There can be no assurance that any Fund will achieve its investment goal.

The Funds may also use strategies and invest in securities that are not described in the Statement of Additional Information. The Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

INTERNATIONAL INVESTMENT RISK AND CONSIDERATIONS

Non-U.S. Securities. The International Growth, International Systematic, Global Select, International All Cap Growth and Emerging Markets Funds invest in non-U.S. securities as a principal strategy. The remainder of the Funds may invest in non-U.S. securities as a non-principal strategy.

Currency Fluctuations. When a Fund invests in instruments issued by non-U.S. companies, the principal, income and sales proceeds may be paid to the Fund in local currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

Social, Political and Economic Factors. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of non-U.S. countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many non-U.S. countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

Inflation. Certain non-U.S. countries, especially many emerging market countries, have experienced sub- stantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, compa- nies and securities markets of these countries.

Differences in Securities Markets. The securities markets in non-U.S. countries have substantially less volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in non-U.S. countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain non-U.S. countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

Custodial and Registration Procedures. Systems for the registration and transfer of securities in non-U.S. markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

Government Supervision of Securities Markets. Disclosure and regulatory standards in many foreign countries outside the U.S. are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in non-U.S. countries than in the United States, and enforcement of existing regulations may be extremely limited.

Financial Information and Reporting Standards. Issuers in non-U.S. countries are generally subject to

30

accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS

The U.S. High Yield Bond Fund invests in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invest may be of any maturity. Fixed income securities are subject to the following risks:

Market Risk. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

Credit Risk. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

Non-U.S. Risks. Non-U.S. debt securities pose additional risks because non U.S. economic or political conditions may be less favorable than those of the United States. Non-U.S. financial markets may also have fewer investor protections. Debt securities in non-U.S. markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, non-U.S. debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS

Below investment grade securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

EQUITY-LINKED SECURITIES AND RISKS

Funds with Global or International strategies may purchase Equity-Linked Securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian near or (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives

31

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying securities, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

TEMPORARY INVESTMENTS AND RISKS

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other market conditions call for a temporary defensive posture. Such a defensive posture may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISKS

In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON-PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to a Fund's Index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in non-U.S. currency forward contracts.

32

Forward Currency Contracts. The value of non-U.S. currencies can fluctuate significantly relative to the U.S. dollar and potentially result in losses for the Funds. To help offset such declines, the Funds at their discretion, may acquire non-U.S. currency forward contracts, enter into non-U.S. currency futures contracts and acquire put and call options on non-U.S. currencies. The use of such derivatives entails special risks whereby a small investment in derivatives could have a potentially large impact on a fund's performance. Please see "Options" below.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

BOND QUALITY

Description of Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that

33

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal,although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB– rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B– Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC– debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

34

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or if shorter the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, the Financial Highlights have been audited by PricewaterhouseCoopers, LLP with respect to the fiscal year ended March 31, 2003, 2004, 2005, 2006, and 2007, whose report, along with the Funds financial statements, are included in the Annual Report, which is available upon request.

For a Class R share outstanding during the period indicated

							DISTRIBUTIONS FROM:
	NET ASSET VALUE, BEGINNING	NET INVESTMENT INCOME (LOSS) (1)		NET REALIZED AND UNREALIZED GAINS (LOSS)		TOTAL FROM INVESTMENT OPERATIONS	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, ENDING	TOTAL RETURN (2)		NET ASSETS, ENDING (IN 000'S)
U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
For the year ended 03/31/07	$13.69	$(0.10)		$0.18	(11)	$0.08	$—	$(0.93)	$(0.93)	$12.84	1.02%		$3,177
For the year ended 03/31/06	9.65	(0.14)		4.18		4.04	—	—	—	13.69	41.98%		3,173
For the year ended 03/31/05	9.52	(0.10)		0.23		0.13	—	—	—	9.65	1.37%		3,681
For the year ended 03/31/04	6.27	(0.11)		3.36		3.25	—	—	—	9.52	51.83%		3,948
For the year ended 03/31/03	9.54	(0.09)		(3.18)		(3.27)	—	—	—	6.27	(34.28%)		2,879
U.S. SMALL CAP VALUE
For the year ended 03/31/07	$19.84	$0.02		$1.90		$1.92	$(0.03)	$(2.44)	$(2.47)	$19.29	9.98%		$690
For the year ended 03/31/06	17.39	0.06		3.58		3.64	(0.01)	(1.18)	(1.19)	19.84	21.68%		756
12/03/04 (commenced) to 03/31/05	17.53	(0.00	)(7)	(0.14)		(0.14)	—	—	—	17.39	(0.80	%)(8)	658
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	$17.59	$(0.02)		$1.85		$1.83	$—	$—	—	$19.42	10.40%		$6,022
For the year ended 03/31/06	15.46	(0.02)		2.15		2.13	—	—	—	17.59	13.78%		6,055
For the year ended 03/31/05	14.90	0.02		0.54		0.56	—	—	—	15.46	3.76%		9,318
For the year ended 03/31/04	12.61	(0.06)		2.35		2.29	—	—	—	14.90	18.16%		10,229
For the year ended 03/31/03	17.96	(0.08)		(5.27)		(5.35)	—	—	—	12.61	(29.79%)		9,052
INTERNATIONAL GROWTH
For the year ended 03/31/07	$22.26	$(0.01)		$2.79		$2.78	$(0.06)	$(3.20)	$(3.26)	$21.78	13.36%		$2,294
For the year ended 03/31/06	20.19	0.12		5.94		6.06	—	(3.99)	(3.99)	22.26	33.34%		1,776
For the year ended 03/31/05	18.93	0.15		1.53		1.68	—	(0.42)	(0.42)	20.19	8.94%		1,749
For the year ended 03/31/04	12.72	0.12		6.10		6.22	(0.01)	—	(0.01)	18.93	48.86%		9,236
For the year ended 03/31/03	17.07	0.10		(4.45)		(4.35)	—	—	—	12.72	(25.48%)		7,845

(1)  Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2)  Total returns are not annualized for periods less than one year.

(3)  Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)  This calculation includes expenses not part of the expense reimbursement calculation.

(5)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the U.S. Emerging Growth, U.S. Systematic Large Cap Growth and International Growth do not exceed 1.25%, 1.00% and 1.15%, for the period 4/1/03 to 7/28/03, 1.48%, 1.12% and 1.41% for the period 7/29/03 to 3/31/04, respectively.

(6)  The Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expense) of U.S. Systematic Large Cap Growth, and International Growth excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% and 1.65% for the period 4/1/02 to 6/30/02. 1.15% and 1.40% for the period 7/1/02 to 1/21/03, 1.25% and 1.40% for the period 1/22/03 to 3/31/03, respectively. Emerging Growth had rates throughout the year of 1.50%.

(7)  Amount less than one penny.

(8)  Inception to date return.

(9)  The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Emerging Growth and International Growth, do not exceed 1.45% and 1.64%, for the period 01/24/06 to 03/31/06 respectively. U.S. Small Cap Value and U.S. Systematic Large Cap Growth had rates throughout the year of 1.55% and 1.37% respectively.

(10)  The expense reimbursement was terminated on January 23, 2006.

(11)  The fund received $12,373 from a security litigation settlement during the year which is reflected in realized gains. This event had a $0.05 per share impact to the fund.

36

	RATIOS TO AVERAGE NET ASSETS (3)
	NET INVESTMENT INCOME (LOSS)	TOTAL EXPENSES	EXPENSE (REIMBURSEMENTS)/ RECOUPMENT		EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT	EXPENSES NET OF REIMBURSEMENT/ RECOUPMENT OFFSET (4)		FUND'S PORTFOLIO TURNOVER RATE
U.S. EQUITY FUNDS
U.S. EMERGING GROWTH
For the year ended 03/31/07	(0.78%)	1.46%	—	(10)	1.46%	0.97%		148%
For the year ended 03/31/06	(1.27%)	2.09%	(0.36%)		1.73%	1.42	%(9)	128%
For the year ended 03/31/05	(1.06%)	1.89%	(0.20%)		1.69%	1.26%		142%
For the year ended 03/31/04	(1.28%)	1.73%	—		1.73%	1.51	%(5)	166%
For the year ended 03/31/03	(1.20%)	1.74%	(0.20%)		1.54%	1.50	%(6)	118%
U.S. SMALL CAP VALUE
For the year ended 03/31/07	0.12%	1.56%	—	(10)	1.56%	1.22%		55%
For the year ended 03/31/06	(0.34%)	1.57%	(0.01%)		1.56%	1.23	%(9)	53%
12/03/04 (commenced) to 03/31/05	(0.02%)	1.59%	(0.03%)		1.56%	1.29%		73%
U.S. SYSTEMATIC LARGE CAP GROWTH
For the year ended 03/31/07	(0.13%)	1.38%	—	(10)	1.38%	1.30%		100%
For the year ended 03/31/06	(0.11%)	1.86%	(0.48%)		1.38%	1.29	%(9)	147%
For the year ended 03/31/05	0.14%	1.94%	(0.57%)		1.37%	1.29%		197%
For the year ended 03/31/04	(0.41%)	1.58%	(0.20%)		1.38%	1.18	%(5)	172%
For the year ended 03/31/03	(0.59%)	1.51%	(0.30%)		1.21%	1.20	%(6)	193%
INTERNATIONAL GROWTH
For the year ended 03/31/07	(0.05%)	1.67%	—	(10)	1.67%	1.41%		119%
For the year ended 03/31/06	0.57%	1.62%	(0.00%)		1.62%	1.24	%(9)	167%
For the year ended 03/31/05	0.80%	1.66%	(0.02%)		1.64%	1.32%		203%
For the year ended 03/31/04	0.71%	1.74%	(0.04%)		1.70%	1.44	%(5)	186%
For the year ended 03/31/03	0.65%	1.72%	(0.21%)		1.51%	1.48	%(6)	203%

37

FOR MORE INFORMATION

More information on these Funds is available free upon request, including the following:

Annual/Semi-annual Report

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds' Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the Internet Text versions of the Funds' documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFPROCLASSR4/08

PROSPECTUS

U.S. ULTRA MICRO CAP FUND

Class I

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

December 31, 2007

(As revised April 11, 2008)

A look at goals, strategies, risks and historical performance.

U.S. ULTRA MICRO CAP FUND	1

Policies and instructions for opening, maintaining, and redeeming shares from an account in the
Fund.

SIMPLIFIED ACCOUNT
INFORMATION

Opening an Account	3

Buying Shares	3

Exchanging Shares	4

Selling or Redeeming Shares	4

Signature Guarantees	5

YOUR ACCOUNT

Transaction Policies	6

Features and Account Policies	7

Further information that applies to the Fund.

ORGANIZATION AND
MANAGEMENT

Investment Adviser	9

Investment Adviser Compensation	9

Administrative and Shareholder Services	9

Multi Class Structure	9

Portfolio Trades	10

Portfolio Turnover	10

Portfolio Holdings	10

Portfolio Management	10

Investments Team	10

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION	11

FOR MORE INFORMATION	Back Cover

U.S. ULTRA MICRO CAP FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in securities of companies with market capitalizations below the weighted median of the Russell Micro Cap Growth Index (as measured at the time of purchase). The bottom half of the Index was comprised of securities of issuers with market capitalizations of $386 million and less as of September 30, 2007. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities, even if the company is no longer "ultra micro cap."

In analyzing specific companies for possible investment, the Fund's Investment Adviser applies an actively-managed bottom-up investment approach that provides diversified exposure to the smallest U.S. micro cap growth stocks that it expects to exceed market expectations for earnings growth. The Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 80% of its net assets in common stocks of "ultra micro cap" U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in issuers with larger market capitalizations.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Smaller Issuers—Investments in small-capitalization companies, such as those in which the Fund invests, entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—The Fund may engage in active trading of portfolio securities. A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

See "Principal Strategies, Risks and Other Information" starting on page 12.

PAST PERFORMANCE

The Fund is a new fund and does not yet have a full calendar year of performance.

1

U.S. ULTRA MICRO CAP FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I shares have no sales charge (load) or 12b-1 distribution fees.

Class I
Management fee	1.50%
Other expenses	.75%
Total Annual Fund Operating Expenses	2.25%

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund reduces expenses by a portion of the brokerage commissions paid by it and by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I shares would be 2.20%.

Other expenses reflect an administrative fee paid to the Investment Adviser of 0.73%; and 0.02% in trustees' and interest expense based on estimated amounts for the current fiscal year. See "Organization and Management—Administrative and Shareholder Services."

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
Class I	$236	$745

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
Class II	$231	$728

2

SIMPLIFIED ACCOUNT INFORMATION

OPENING AN ACCOUNT
This is the minimum initial investment	Class I $250,000

Use this type of application	New Account Form or IRA Application

Before completing the application	The Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call us at (800) 551-8043.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301 c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number by sending a completed application to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BUYING SHARES
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify U.S. Ultra Micro Cap Fund

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of the Fund's responsibility for the prevention of money laundering, the Fund may require a detailed verification of a shareholder's identity, any beneficial owner underlying the account and the source of the payment.

3

EXCHANGING SHARES
This is the minimum exchange amount to open a new account	Class I $250,000

The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Fund will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

4

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to:
Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS,
803 West Michigan Street,
Milwaukee, WI 53233-2301.
	The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	The Fund intends to pay in cash for all shares redeemed, but the Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

5

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investments for opening an individual account is $250,000.

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimum. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of Nicholas-Applegate Institutional Funds (the "Trust"), the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. Eligibility for different classes of the Fund depends upon the shareholder meeting either (i) the investment minimums set forth above, (ii) the total market value of all the shareholder's assets managed by the Investment Adviser and its affiliates or (iii) what the Investment Adviser and shareholder may negotiate at arm's length. The Fund may only accept orders for shares in states where it is legally able to offer shares.

The Fund may discontinue sales of its shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing shareholders invested in the Fund would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains and distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

NAV is based on the market value of the securities in the Fund's portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Fund's Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

6

Execution of Requests. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Fund. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

Market Timing. The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Trust will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Redemptions In Kind. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

Retirement Plans. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered

7

YOUR ACCOUNT

user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Fund generally distribute most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income annually.

Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains, determined by the length of time the Fund held an asset, rather than the length of time you held the Fund, are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

Automatic Investment Plan. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Fund at 1-800-551-8043.

Automatic Share Conversion. The account of any shareholder in any class shall be automatically converted into the shares of a class of the Fund with a higher shareholder account minimum if the shares in such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund,subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

8

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreement is available in the Fund's annual report to shareholders dated March 31 of each year.

Founded in 1984, the Investment Adviser currently manages approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the annual rate of 1.50% of its average net assets.

ADMINISTRATIVE AND SHAREHOLDER
SERVICES

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class I shareholders of the Fund pay an administrative fee to the Investment Adviser computed as a percentage of the Fund's assets attributable in the aggregate to Class I shares. The Investment Adviser, in turn, provides or procures administrative services for Class I shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class I shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class I shareholders of the Fund pay the Investment Adviser monthly administrative fees at the annual rate of 0.72% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class I shares).

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

MULTI CLASS STRUCTURE

The sole economic difference among the various classes of shares is the level of the administrative fee that the classes bear for the client and shareholder service, administrative services, reporting and other support, reflecting the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the administrative fee paid to the Investment Adviser is lower for classes where the eligibility

9

ORGANIZATION AND MANAGEMENT

criteria require greater total assets under the Investment Adviser's management.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of the Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund's SAI.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by Nicholas-Applegate's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of the Fund's portfolio is performed John C. McCraw and Robert S. Marren, each of whom is jointly and primarily responsible for the management of the Fund's portfolio. The Statement of Additional Information provides additional information about Mr. Valeiras', Mr. McCraw's and Mr. Marren's compensation, other accounts managed by them and their ownership of securities of the Fund. Information regarding the portfolio management team is listed below.

Horacio A. Valeiras, CFA (since Inception)

Managing Director and Chief Investment Officer

Responsible for overseeing all investment and trading functions of the Investment Adviser. Mr. Valeiras has managed the Fund since inception

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment management (1997-2002); 15 years prior experience with Morgan Stanley Investment Management; Miller, Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley
S.M.—Massachusetts Institute of Technology
B.S.—Virginia Tech

• Mr. Valeiras has managed the Fund since its inception

John C. McCraw (since Inception)

Portfolio Manager

Joined firm in 1992; 2 years prior investment experience with Citizens and Southern National Bank.

M.B.A.—University of California, Irvine;
B.A.—Flagler College

• Mr. McCraw has managed the Fund since its inception

Robert S. Marren (since Inception)

Portfolio Manager

Joined firm in 2007; previously Portfolio Manager at Duncan-Hurst Capital Management (1998-2007); 17 years prior experience with Duncan-Hurst Capital Management; Hughes Aircraft Company; Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and VLSI Technology, Inc.

M.B.A.—Duke University, Fuqua School of Business; B.A.—University of California, San Diego

• Mr. Marren has managed the Fund since its inception

INVESTMENTS TEAM

The portfolio management team is assisted by the entirety of Nicholas-Applegate's Investments Team, which in addition to Mr. Valeiras, Mr. McCraw and Mr. Marren, is also comprised of the portfolio managers of other Nicholas-Applegate strategies, research analysts and other investment professionals. Team members provide research reports and make securities recommendations with respect to the Fund's portfolio; however Mr. McCraw, and Mr. Marren only are responsible for day-to-day management of the Fund. Blake Burdine will devote a substantial amount of his efforts to ultra micro cap research.

Blake H. Burdine

Investment Analyst

Joined firm in 2007, previously Portfolio Manager/Research Analyst at Duncan Hurst Capital Management (2003-2007); 15 years prior experience with Duncan-Hurst Capital Management; CapitalWorks Investment Partners; USAA Investment Management; Credit Suisse First Boston; Jefferies & Company; and Howard Weil, Labouisse, Friedrichs

M.B.A.—The University of Texas, McCombs School of Business; B.A.—The University of Texas

10

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUND

The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment policy may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of any change in the Fund's investment policy. There can, of course, be no assurance that any Fund will achieve its investment goal.

The Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

TEMPORARY INVESTMENTS AND RISKS

The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned on U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

The Fund may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to the Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes.

11

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

12

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the internet Text versions of the Fund's documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFIUMC 4/08

PROSPECTUS

U.S. SMALL TO MID CAP GROWTH FUND

Class I-II

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

May 2, 2006

(As revised April 11, 2008)

A look at Fund goals, strategies, risks and historical performance.

U.S. SMALL TO MID CAP GROWTH FUND  1

Policies and instructions for
opening, maintaining, and redeeming
shares from an account in the
Fund.

SIMPLIFIED ACCOUNT
INFORMATION

Opening an Account	3

Buying Shares	3

Exchanging Shares	4

Selling or Redeeming Shares	4

Signature Guarantees	5

YOUR ACCOUNT

Transaction Policies	6

Features and Account Policies	8

Further information that applies
to the Fund.

ORGANIZATION AND
MANAGEMENT

Investment Adviser	10

Investment Adviser Compensation	10

Administrative and Shareholder Services	10

Multi Class Structure	10

Portfolio Trades	11

Portfolio Turnover	11

Portfolio Holdings	11

Portfolio Management	11

Investments Team	11

PRINCIPAL STRATEGIES,
RISKS AND OTHER
INFORMATION  12

FOR MORE
INFORMATION  Back Cover

U.S. SMALL TO MID CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-tem capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with small to mid (SMID) market capitalizations. Generally, small to mid companies are those with market capitalizations corresponding to the Russell 2500 Growth Index as measured at the time of purchase. As of March 31, the index represented a capitalization range of $14 million to $12.5 billion with a median of $847 million. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Advisor may continue to hold an investment for further capital appreciation opportunities even if the company is no longer "small to mid cap".

The Investment Advisor uses a fundamental investment process to make individual security decisions and to integrate those decisions through portfolio construction. Portfolio managers seek to position the Fund to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Fund's benchmark over time.

The Investment Advisor's philosophy is centered on capitalizing on Positive Change. Positive changes are defined as changes in business factors that benefit a company and position it to produce financial results above market expectations. In the opinion of the Investment Advisor, those companies that report financial results above expectations and experience acceleration in expected growth rates are positioned to outperform the market.

The investment process consists of identifying and assessing Positive Change and differentiating investment candidates from current holdings. Portfolio managers screen company and research reports seeking characteristics of Positive Change including upside financial surprises; positive company guidance and estimate revisions; analyst upgrades and price target increases; and changes in relative price strength.

Once the Investment Advisor identifies a company that appears to be benefiting from Positive Change, it analyzes the company's fundamental position to validate the presence of a significant change in key internal and external business factors.

Internal changes may consist of management team enhancements; product launches; geographic market expansions; cost structure efficiencies; and capital structure improvements. External factors may include demographic and social shifts; political, legal, regulatory, economic, and monetary policy trends; technological innovation; changes in competitive landscapes; and equity market conditions including valuation and investor sentiment.

The objective of the fundamental assessment is to confirm that, in the Investment Advisor's opinion, important changes are indeed occurring; changes are robust such that they position a company to benefit over a sustainable period of time; and the investment opportunity has been identified in a timely fashion. Timeliness is confirmed by valuation analysis and relative price strength which, when favorable, signals that Positive Changes are being recognized by the market.

Because the Fund is managed to be fully invested, a new security must displace a current holding to earn a position in the portfolio. This process of upgrading the portfolio with the highest regarded investment opportunities is the primary reason the Investment Advisor sells a security. Securities are also sold when the Investment Advisor's thesis for a security materially changes.

The Fund may also lend portfolio securities on a value of its assets, general economic conditions, short-term or long-term basis, up to 30% of its total assets. The Investment Advisor expects a high portfolio turnover rate which can exceed 200% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in common stock of small to mid capitalization U.S. companies. The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in issuers with larger market capitalizations.

  PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund is recently formed and has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

■  Smaller Issuers—Investments in small- to mid-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 12.

PAST PERFORMANCE

This Fund is a new Fund and does not yet have a full calendar year of performance.

1

U.S. SMALL TO MID CAP GROWTH FUND

INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating ExpensesInstitu

Expenses paid from Fund assets as a

percentage of average daily net assets	Class I	Class II
Management fee	0.50%	0.50%
Other expenses*	0.40%	0.25%
Total Annual Fund Operating Expenses	0.90%	0.75%

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 0.65% and 0.50%, respectively.

*  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
CLASS I	$95	$298
CLASS II	$79	$248

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
CLASS I	$68	$215
CLASS II	$53	$166

2

SIMPLIFIED ACCOUNT INFORMATION

OPENING AN ACCOUNT
This is the minimum initial investment	Class I $250,000 Class II $40,000,000

Use this type of application	New Account Form or IRA Application

Before completing the application	The Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call us at (800) 551-8043.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301 c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number by sending a completed application to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BUYING SHARES
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify International All Cap Growth Fund

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of a Fund's responsibility for the prevention of money laundering, each Fund may require a detailed verification of a shareholder's identity, any beneficial owner underlying the account and the source of the payment.

3

SIMPLIFIED ACCOUNT INFORMATION

EXCHANGING SHARES
This is the minimum exchange amount to open a new account	Class I $250,000 Class II $40,000,000

The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Fund will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

4

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to:
Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS,
803 West Michigan Street,
Milwaukee, WI 53233-2301.
	The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	The Fund intends to pay in cash for all shares redeemed, but the Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

5

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investments for opening an individual account are as follows:

Class I	$250,000

Class II	$40,000,000

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimum. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of Nicholas-Applegate Institutional Funds (the "Trust"), the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. Eligibility for different classes of the Fund depends upon the shareholder meeting either (i) the investment minimums set forth above, (ii) the total market value of all the shareholder's assets managed by the Investment Adviser and its affiliates or (iii) what the Investment Adviser and shareholder may negotiate at arm's length. The Fund may only accept orders for shares in states where it is legally able to offer shares.

The Fund may discontinue sales of its shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing shareholders invested in the Fund would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains and distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Fund's portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Fund's Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment

6

Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the Fund does not calculate its NAV and thus may affect the Fund's NAV on days when shareholders will not be able to purchase or redeem Fund shares.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

Execution of Requests. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Fund. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

Market Timing. The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Trust will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Redemptions In Kind. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

7

YOUR ACCOUNT

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

Retirement Plans. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Fund generally distribute most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income annually.

Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains, determined by the length of time the Fund held an asset, rather than the length of time you held the Fund, are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

8

Automatic Investment Plan. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Fund at
1-800-551-8043.

Automatic Share Conversion. The account of any shareholder in any class shall be automatically converted into the shares of a class of the Fund with a higher shareholder account minimum if the shares in such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund,subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

9

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Founded in 1984, the Investment Adviser currently manages approximately $16 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the annual rate of 0.50% of its average net assets. A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement is available in the Fund's annual report to shareholders.

ADMINISTRATIVE AND SHAREHOLDER
SERVICES

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class I and II shareholders of the Fund pay an administrative fee to the Investment Adviser computed as a percentage of the Fund's assets attributable in the aggregate to Class I & II shares. The Investment Adviser, in turn, provides or procures administrative services for Class I & II shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class I & II shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class I & II shareholders of the Fund pay the Investment Adviser monthly administrative fees at the annual rates of 0.40% and 0.25%, respectively (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class I & II shares).

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

MULTI CLASS STRUCTURE

The sole economic difference among the various classes of shares is the level of the administrative fee that the classes bear for the client and shareholder service, administrative services, reporting and other

10

support, reflecting the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the administrative fee paid to the Investment Adviser is lower for classes where the eligibility criteria require greater total assets under the Investment Adviser's management.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of the Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund's SAI.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by Nicholas-Applegate's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of the Fund's portfolio is performed by John C. McCraw and Robert S. Marren. The Statement of Additional Information provides additional information about Mr. Valeiras's, Mr. McCraw's and Mr. Marren's compensation, other accounts managed by them and their ownership of securities of the Fund. Information regarding the portfolio management team is listed below.

Horacio A. Valeiras, CFA

Managing Director and Chief Investment Officer, Nicholas-Applegate Capital Management

Responsible for overseeing all investment and trading functions within the firm

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment management (1997-2002); 15 years prior experience with Morgan Stanley Investment Management; Miller, Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley
S.M.—Massachusetts Institute of Technology
B.S.—Virginia Tech

• Mr. Valeiras has managed the Fund since its inception.

John C. McCraw

Portfolio Manager

Joined firm in 1992; 2 years prior investment experience with Citizens and Southern National Bank

M.B.A.—University of California, Irvine; B.A.—Flagler College

• Mr. McCraw has managed the Fund since

August 2007.

Robert S. Marren

Portfolio Manager

Joined firm in 2007; previously Portfolio Manager at Duncan-Hurst Capital Management (1998-2007); 17 years prior experience with Duncan-Hurst Capital Management; Hughes Aircraft Company; Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and VLSI Technology, Inc.

M.B.A.—Duke University, Fuqua School of Business; B.A.—University of California, San Diego

• Mr. Marren has managed the Fund since August 2007.

INVESTMENTS TEAM

The portfolio management team is assisted by the entirety of Nicholas-Applegate's Investments Team, which in addition to Mr. Valeiras, Mr. McCraw, and Mr. Marren, is also comprised of the portfolio managers of other Nicholas-Applegate strategies, research analysts and other investment professionals. Team members provide research reports and make securities recommendations with respect to the Fund's portfolio; however Mr. Valeiras, Mr. McCraw, and Mr. Marren only are responsible for day-to-day management of the Fund.

11

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUND

The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment policy may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of a change in the Fund's investment policy. There can, of course, be no assurance that the Fund will achieve its investment goal.

The Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

MARKET DISRUPTION

As a result of the terrorist attack on the World Trade Center and Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks have led to unusual short-term market volatility and may have long-term effects on the U.S. and world economies and markets. A similar disruption of the financial markets could impact the market risk, liquidity risk and interest rate risk relating to your investment.

TEMPORARY INVESTMENTS AND RISKS

The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned on U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

The Fund may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to the Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified

12

amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in non-U.S. currency forward contracts.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

13

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the internet Text versions of the Fund's documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFSMIDMULTI 4/08

PROSPECTUS

U.S. SMALL TO MID CAP GROWTH FUND

Class R

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

May 2, 2006

(As revised April 11, 2008)

A look at Fund goals, strategies, risks and historical performance.

U.S. SMALL TO MID CAP GROWTH FUND	1

Policies and instructions for
opening, maintaining, and redeeming
shares from an account in the
Fund.

SIMPLIFIED ACCOUNT
INFORMATION

Opening an Account	3

Buying Shares	3

Exchanging Shares	4

Selling or Redeeming Shares	4

Signature Guarantees	5

YOUR ACCOUNT

Transaction Policies	6

Features and Account Policies	8

Further information that applies
to the Fund.

ORGANIZATION AND
MANAGEMENT

Investment Adviser	10

Investment Adviser Compensation	10

Administrative and Shareholder Services	10

Multi Class Structure	11

Portfolio Trades	11

Portfolio Turnover	11

Portfolio Holdings	11

Portfolio Management	11

Investments Team	11

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION	12

FOR MORE INFORMATION	Back Cover

U.S. SMALL TO MID CAP GROWTH FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-tem capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with small to mid (SMID) market capitalizations. Generally, small to mid companies are those with market capitalizations corresponding to the Russell 2500 Growth Index as measured at the time of purchase. As of March 31, the index represented a capitalization range of $14 million to $12.5 billion with a median of $847 million. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Advisor may continue to hold an investment for further capital appreciation opportunities even if the company is no longer "small to mid cap".

The Investment Advisor uses a fundamental investment process to make individual security decisions and to integrate those decisions through portfolio construction. Portfolio managers seek to position the Fund to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Fund's benchmark over time.

The Investment Advisor's philosophy is centered on capitalizing on Positive Change. Positive changes are defined as changes in business factors that benefit a company and position it to produce financial results above market expectations. In the opinion of the Investment Advisor, those companies that report financial results above expectations and experience acceleration in expected growth rates are positioned to outperform the market.

The investment process consists of identifying and assessing Positive Change and differentiating investment candidates from current holdings. Portfolio managers screen company and research reports seeking characteristics of Positive Change including upside financial surprises; positive company guidance and estimate revisions; analyst upgrades and price target increases; and changes in relative price strength.

Once the Investment Advisor identifies a company that appears to be benefiting from Positive Change, it analyzes the company's fundamental position to validate the presence of a significant change in key internal and external business factors.

Internal changes may consist of management team enhancements; product launches; geographic market expansions; cost structure efficiencies; and capital structure improvements. External factors may include demographic and social shifts; political, legal, regulatory, economic, and monetary policy trends; technological innovation; changes in competitive landscapes; and equity market conditions including valuation and investor sentiment.

The objective of the fundamental assessment is to confirm that, in the Investment Advisor's opinion, important changes are indeed occurring; changes are robust such that they position a company to benefit over a sustainable period of time; and the investment opportunity has been identified in a timely fashion. Timeliness is confirmed by valuation analysis and relative price strength which, when favorable, signals that Positive Changes are being recognized by the market.

Because the Fund is managed to be fully invested, a new security must displace a current holding to earn a position in the portfolio. This process of upgrading the portfolio with the highest regarded investment opportunities is the primary reason the Investment Advisor sells a security. Securities are also sold when the Investment Advisor's thesis for a security materially changes.

The Fund may also lend portfolio securities on a value of its assets, general economic conditions, short-term or long-term basis, up to 30% of its total assets. The Investment Advisor expects a high portfolio turnover rate which can exceed 200% or more.

PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in common stock of small to mid capitalization U.S. companies. The Fund will provide shareholders with at least 60 days prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in issuers with larger market capitalizations.

  PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

■  Lack of Operating History—The Fund is recently formed and has fewer than three years of operating history upon which prospective shareholders can evaluate their likely performance.

■  Smaller Issuers—Investments in small- to mid-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 12.

PAST PERFORMANCE

This Fund is a new Fund and does not yet have a full calendar year of performance.

1

U.S. SMALL TO MID CAP GROWTH FUND

INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

Expenses paid from Fund assets as a

percentage of average daily net assets

Management fee	0.50%
Distribution fee (12b-1 fee)†	0.25%
Other expenses*	0.40%
Total Annual Fund Operating Expenses	1.15%

† Rule 12b-1 fee: The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because this fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

* Other expenses are based on estimated amounts for the current fiscal year.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" would be 0.90%.

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period and before waivers for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1 $121	Year 10 $381

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost would be $95 and $298, respectively.

2

SIMPLIFIED ACCOUNT INFORMATION

OpeninG aN AccounT
This is the minimum initial investment	$250,000

Use this type of application	New Account Form or IRA Application

Before completing the application	The Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call us at (800) 551-8043.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301 c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number by sending a completed application to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BuyinG ShareS
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify International All Cap Growth Fund Class R shares

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of a Fund's responsibility for the prevention of money laundering, each Fund may require a detailed verification of a shareholder's identity, any beneficial owner underlying the account and the source of the payment.

3

SIMPLIFIED ACCOUNT INFORMATION

ExchanginG ShareS
This is the minimum exchange amount to open a new account	$250,000

The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Fund will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

4

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to:
Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS,
803 West Michigan Street,
Milwaukee, WI 53233-2301.
	The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	The Fund intends to pay in cash for all shares redeemed, but the Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

5

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investments for opening an individual account is $250,000

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimum. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of Nicholas-Applegate Institutional Funds (the "Trust"), the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Fund may only accept orders for shares in states where it is legally able to offer shares.

The Fund may discontinue sales of its shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of a Fund's shares are discontinued, it is expected that existing shareholders invested in the Fund would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains and distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Fund's portfolio. Equity holdings are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Fund's Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by

6

other mutual funds to calculate their net asset values. Foreign securities may trade on days when the Fund does not calculate its NAV and thus may affect the Fund's NAV on days when shareholders will not be able to purchase or redeem Fund shares.

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

Execution of Requests. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Fund. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

Market Timing. The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Trust will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Because the Fund invests in markets throughout the world, it may be especially susceptible to market timing if it allowed excessive trades that can take advantage of the different times that overseas markets are open. The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Redemptions In Kind. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

7

YOUR ACCOUNT

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

Retirement Plans. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Investment Adviser will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Fund generally distribute most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income annually.

Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains, determined by the length of time the Fund held an asset, rather than the length of time you held the Fund, are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

Automatic Investment Plan. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Fund at
1-800-551-8043.

Automatic Share Conversion. The account of any shareholder in any class shall be automatically converted into the shares of a class of the Fund with a higher shareholder account minimum if the shares in

8

such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund,subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

9

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Founded in 1984, the Investment Adviser currently manages approximately $16 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the annual rate of 0.50% of its average net assets. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the Fund's annual report to shareholders.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class R shareholders of the Fund pay an administrative fee to the Investment Adviser computed as a percentage of the Fund's assets attributable in the aggregate to Class R shares, the Investment Adviser, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class R shareholders of the Fund pay the Investment Adviser monthly administrative fees at an annual rate of 0.40% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class R shares).

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time

10

by the Distributor. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

In addition, the Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by each of the Fund. Contact the Investment Adviser for more information.

MULTI CLASS STRUCTURE

The Fund also offers other classes of shares, which have different charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of the Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund's SAI.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by Nicholas-Applegate's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of the Fund's portfolio is performed by John C. McCraw and Robert S. Marren. The Statement of Additional Information provides additional information about Mr. Valeiras's, Mr. McCraw's, and Mr. Marren's compensation, other accounts managed by them and their ownership of securities of the Fund. Information regarding the portfolio management team is listed below.

Horacio A. Valeiras, CFA

Managing Director and Chief Investment Officer, Nicholas-Applegate Capital Management

Responsible for overseeing all investment and trading functions within the firm

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment management (1997-2002); 15 years prior experience with Morgan Stanley Investment Management; Miller, Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley
S.M.—Massachusetts Institute of Technology
B.S.—Virginia Tech

• Mr. Valeiras has managed the Fund since its inception.

John C. McCraw

Portfolio Manager

Joined firm in 1992; 2 years prior investment experience with Citizens and Southern National Bank

M.B.A.—University of California, Irvine; B.A.—Flagler College

• Mr. McCraw has managed the Fund since August 2007.

Robert S. Marren

Portfolio Manager

Joined firm in 2007; previously Portfolio Manager at Duncan-Hurst Capital Management (1998-2007); 17 years prior experience with Duncan-Hurst Capital Management; Hughes Aircraft Company; Security Pacific Merchant Bank; Hambrecht & Quist, Inc.; and VLSI Technology, Inc.

M.B.A.—Duke University, Fuqua School of Business; B.A.—University of California, San Diego

• Mr. Marren has managed the Fund since August 2007.

INVESTMENTS TEAM

The portfolio management team is assisted by the entirety of Nicholas-Applegate's Investments Team, which in addition to Mr. Valeiras, Mr. McCraw, and Mr. Marren, is also comprised of the portfolio managers of other Nicholas-Applegate strategies, research analysts and other investment professionals. Team members provide research reports and make securities recommendations with respect to the Fund's portfolio; however Mr. Valeiras, Mr. McCraw, and Mr. Marren only are responsible for day-to-day management of the Fund.

11

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUND

The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment policy may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of a change in the Fund's investment policy. There can, of course, be no assurance that the Fund will achieve its investment goal.

The Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

MARKET DISRUPTION

As a result of the terrorist attack on the World Trade Center and Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks have led to unusual short-term market volatility and may have long-term effects on the U.S. and world economies and markets. A similar disruption of the financial markets could impact the market risk, liquidity risk and interest rate risk relating to your investment.

TEMPORARY INVESTMENTS AND RISKS

The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned on U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON PRINCIPAL STRATEGIES

HEDGING TRANSACTION AND RISKS

The Fund may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to the Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified

12

amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in non-U.S. currency forward contracts.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

13

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the internet Text versions of the Fund's documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFSMIDMULTI 4/08

PROSPECTUS

GLOBAL EQUITY 130/30 FUND

Class I-II

As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

April 1, 2008

(As revised April 11, 2008)

A look at goals, strategies, risks and historical performance.

GLOBAL EQUITY 130/30 FUND	1

Policies and instructions for opening, maintaining, and redeeming shares from an account in the
Fund.

SIMPLIFIED ACCOUNT
INFORMATION

Opening an Account	4

Buying Shares	4

Exchanging Shares	5

Selling or Redeeming Shares	5

Signature Guarantees	6

YOUR ACCOUNT

Transaction Policies	7

Features and Account Policies	8

Further information that applies to the Fund.

ORGANIZATION AND
MANAGEMENT

Investment Adviser	10

Investment Adviser Compensation	10

Administrative and Shareholder Services	10

Multi Class Structure	10

Portfolio Trades	11

Portfolio Turnover	11

Portfolio Holdings	11

Portfolio Management	11

Investments Team	11

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION	12

FOR MORE INFORMATION	Back Cover

GLOBAL EQUITY 130/30 FUND

GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases stock outright. The Fund will take long positions in companies that, in the Investment Adviser's opinion, are expected to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells stock it does not own and settles the sale by borrowing the stock from a lender. Short investments are made in companies where negative change is anticipated. The Investment Adviser considers any company with these characteristics regardless of their respective capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Investment Adviser implements a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (i.e. improvement in fundamentals), sustainability (i.e., longevity of the improving fundamentals), and timeliness (i.e., belief that the market will soon reward the trend). The Investment Adviser considers whether to close a particular position when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries, including countries with emerging markets, that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

PRINCIPAL INVESTMENTS

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are tied economically to a number of different countries throughout the world, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal cirumstances, the Fund will invest a significant amount of its assets outside the United States. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets. Normally, approximately 130% of the Fund's assets will be in long positions and approximately 30% will be in short positions. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions.

PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

■  Stock Market Volatility—The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, its market capitalization, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

■  Short Selling—Short selling involves the sale of a security that the Fund has borrowed. To close a short sale, the Fund must purchase the same security in the market and return it to the lender. If the market price of the security is higher at the time of repurchase than at the time of the short sale, the Fund will lose money. In theory, the potential for loss in a short sale may be unlimited, and the Fund may be unable to close a short position in a timely fashion. Additionally, the Fund may be unable to effect its investment strategy due to a scarcity of suitable stocks available for loan, or the inability to sell assets that it has segregated as collateral for short borrowings.

■  Leverage—Leverage refers to an increase in Fund assets available for investment from borrowings and similar transactions. Short sales involve borrowing securities and then selling those securities, effectively leveraging the Fund's assets. The use of leverage may result in increased volatility and magnify the Fund's gains or losses. Leverage also creates interest expense that may lower the Fund's overall returns.

■  Non-U.S. Securities Risks—The prices of non-U.S. securities may be further affected by other factors, including:

Currency exchange rates—The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

1

GLOBAL EQUITY 130/30 FUND

Political and economic conditions—The value of the Fund's non-U.S. investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

Regulations—Non-U.S. companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about non-U.S. companies than about U.S. companies.

Markets—The securities markets of other countries are smaller than U.S. securities markets. As a result, many non-U.S. securities may be less liquid and their prices may be more volatile than U.S. securities.

Emerging Securities Markets—To the extent that the Fund invests in countries with emerging markets, the non-U.S. securities risks are magnified since these countries may have unstable governments and less established markets.

Equity-Linked Securities—Equity-Linked Securities are derivative instruments that replicate the characteristics of an underlying security. In addition to other non-U.S. securities risks, Equity-Linked Securities involve the risk that the issuer may default on its obligations under the security.

■  Securities Lending—There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

■  Smaller Issuers—Investments in small- and mid-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

■  Active Portfolio Trading—A high portfolio turnover rate has the potential to generate more taxable short-term gains that may be taxed as ordinary income and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 12.

PAST PERFORMANCE

The Fund is a new fund and does not yet have a full calendar year of performance.

2

GLOBAL EQUITY 130/30 FUND

INVESTOR FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund Operating Expenses are paid out of the Fund assets, so their effect is included in the share price. The Fund's Class I and Class II shares have no sales charge (load) or 12b-1 distribution fees.

Annual Fund Operating Expenses Expenses paid from Fund assets as a percentage of average daily net assets	Class I	Class II
Management fee	1.10%	1.10%
Other expenses	1.59%	1.44%
Interest expense on securities sold short	0.49%	0.49%
Substitute dividend expenses on securities sold short	0.40%	0.40%
Remainder of other expenses	0.70%	0.55%
Total Annual Fund Operating Expenses	2.69%	2.54%

The Fund's "Other Expenses" are estimated amounts for the current fiscal year.

The Fund has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. If these expense reductions and fee offsets are taken into account, "Total Annual Fund Operating Expenses" for Class I and Class II shares would be 2.59% and 2.44%, respectively.

In addition to substitute dividend and interest expenses on securities sold short (each of which are based on estimated amounts for the current fiscal year), the Fund's "Other Expenses" reflect an administrative fee paid to the Investment Adviser of 0.67% for Class I and 0.52% for Class II; and 0.03% in trustees', tax and interest expense based on estimated amounts for the current fiscal year. See "Organization and Management—Administrative and Shareholder Services."

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers, if any, for the 1 year period and before waivers, if any, for the other periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
CLASS I	$282	$890
CLASS II	$267	$841

The example above does not take into account any offset arrangements that the Fund will enter into with its brokers, custodians and third party service providers. if the offset credits described were applied to the above example, your cost for the 1 and 3 year periods would be as follows:

	Year 1	Year 3
CLASS I	$272	$857
CLASS II	$256	$808

3

SIMPLIFIED ACCOUNT INFORMATION

OPENING AN ACCOUNT
This is the minimum initial investment	Class I $250,000 Class II $20,000,000

Use this type of application	New Account Form or IRA Application

Before completing the application	The Fund offers a variety of features, which are described in the "Your Account" section of this prospectus. Please read this section before completing the application.

Completing the application	If you need assistance, contact your financial representative, or call us at (800) 551-8043.

If you are sending money by check	Mail application and check, payable to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301 c/o Nicholas-Applegate. The Trust will not accept third-party checks.

If you are sending money by bank wire or ACH	Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number by sending a completed application to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301. To receive your account number, contact your financial representative or call us at (800) 551-8043.

BUYING SHARES
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you are sending money by bank wire	Instruct your bank to wire the amount you wish to invest to:
UMB Bank, N.A.
Kansas City, MO
ABA# 101000695
For credit to: Nicholas-Applegate Institutional Funds
Account# 9871062937
For further credit to:
Investor Account #
Name or Account Registration
SSN or TIN
Identify Global Equity 130/30 Fund

If you are sending money by ACH	Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, contact your financial representative, or call us at (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at (800) 551-8043.

Anti-Money Laundering Regulations	As part of the Fund's responsibility for the prevention of money laundering, the Fund may require a detailed verification of a shareholder's identity, any beneficial owner underlying the account and the source of the payment.

4

EXCHANGING SHARES
This is the minimum exchange amount to open a new account	Class I $250,000 Class II $20,000,000

The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.

Things you should know	The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.

How to request an exchange by phone	Contact your financial representative, or call us at (800) 551-8043. The Fund will accept a request by phone if this feature was previously established on your account. See the "Your Account" section for further information.

How to request an exchange by mail	Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail this request to: Nicholas-Applegate Institutional Funds, PO Box 480, Milwaukee, WI 53201-0480 Express mail to: UMBFS, 803 West Michigan Street, Milwaukee, WI 53233-2301.

SELLING OR REDEEMING SHARES
	In Writing	By Phone
Things you should know	Certain requests may require a signature guarantee. See the next section for further information. You may sell up to the full account value.	Selling shares by phone is a service option which must be established on your account prior to making a request. See the "Your Account" section, or contact your financial representative, or call the Trust at (800) 551-8043 for further information. The maximum amount which may be requested by phone, regardless of account size, is $50,000. Amounts greater than that must be requested in writing. If you wish to receive your monies by bank wire, the minimum request is $5,000.

If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

5

SIMPLIFIED ACCOUNT INFORMATION

SELLING OR REDEEMING SHARES
	In Writing	By Phone
The price you will receive	The Fund is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.

If you want to receive your monies by bank wire	Please put your request in writing, including: the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail this request to:
Nicholas-Applegate Institutional Funds,
PO Box 480, Milwaukee, WI 53201-0480.
Express mail to: UMBFS,
803 West Michigan Street,
Milwaukee, WI 53233-2301.
	The proceeds will be sent to the existing bank wire address listed on the account.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent to the existing bank wire address listed on the account.

If you want to receive your monies by ACH	Please call us at (800) 551-8043.	Contact your financial representative, or call us at (800) 551-8043. The proceeds will be sent in accordance with the existing ACH instructions on the account and will generally be received at your bank two business days after your request is received in good order.

Redemption in Kind	The Fund intends to pay in cash for all shares redeemed, but the Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Fund makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

SIGNATURE GUARANTEES
A definition	A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

When you need one	A signature guarantee is needed when making a written request for the following reasons:
1. When selling more than $50,000 worth of shares;
2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
4. If your address was changed within the last 60 days.

6

YOUR ACCOUNT

TRANSACTION POLICIES

Purchase of Shares. Shares are offered at net asset value without a sales charge. The minimum initial investments for opening an individual account is $250,000 for Class I and $20,000,000 for Class II.

Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimum. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of Nicholas-Applegate Institutional Funds (the "Trust"), the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. Eligibility for different classes of the Fund depends upon the shareholder meeting either (i) the investment minimums set forth above, (ii) the total market value of all the shareholder's assets managed by the Investment Adviser and its affiliates or (iii) what the Investment Adviser and shareholder may negotiate at arm's length. The Fund may only accept orders for shares in states where it is legally able to offer shares.

The Fund may discontinue sales of its shares if the Investment Adviser and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing shareholders invested in the Fund would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains and distributions, absent highly unusual circumstances.

Anti-Money Laundering Program. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

Pricing of Shares. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in the Fund's portfolio, equity holdings are valued on the basis of market quotations or official closing prices. If market quotations, official closing prices are not readily available, or are determined not to reflect accurately fair value (such that when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example a foreign exchange or market), but before the Fund calculates its NAV), the Investment Adviser will value the security at fair value in accordance with procedures approved by the Fund's Board of Trustees. Under such procedures, the Investment Adviser will fair value when, in its opinion, publicly available prices are no longer readily available, or are no longer reliable. Such circumstances would include when trading in the security is halted, when an entire market is closed, or when the movement of the markets in the U.S. reach certain trigger points. Fair value of securities will be determined by the Investment Adviser's pricing committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

7

YOUR ACCOUNT

Buy and Sell Prices. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

Execution of Requests. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Fund. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities laws.

Purchase of Shares Just Before Record Date. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

Exchanges. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class only if you are eligible to purchase shares of such class.

Market Timing. The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and harm Fund performance by diluting the value of portfolio shares and increasing brokerage and administrative costs. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Trust will take appropriate action, which may include cancellation of exchange privileges (or rejection of any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Trust may consider a shareholder's trading history in the Funds. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

The Board has delegated responsibility for pricing securities and reviewing trading practices to the Investment Adviser. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Redemptions In Kind. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Certificated Shares. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

Retirement Plans. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Account Statements. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Electronic Delivery. The Fund can deliver prospectuses, account statements, transaction confirmations, and fund

8

financial reports electronically. If you are a registered user of NACM.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and the Fund will begin to send paper copies of these documents within 30 days of receiving your notice.

Semi-Annual Reports and Prospectuses. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Trust's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the Distributor(see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

Dividends. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income annually.

Any net capital gains are distributed annually. Annual dividends and net capital gains are normally distributed in the last calendar quarter.

Dividend Reinvestments. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

Taxability of Dividends. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains, determined by the length of time the Fund held an asset, rather than the length of time you held the Fund, are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of Transactions. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

Small Accounts. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

Automatic Investment Plan. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Fund at 1-800-551-8043.

Automatic Share Conversion. The account of any shareholder in any class shall be automatically converted into the shares of a class of the Fund with a higher shareholder account minimum if the shares in such account have a value equal to or higher than such minimum as of the end of each calendar quarter. The account of any shareholder in any class shall be automatically converted into the shares of a class with lower shareholder account minimum if, by reason of the redemption of shares, the value of the shares in such account is less than the shareholder account minimum for the account's class as determined at the end of each calendar quarter. All conversions pursuant to this paragraph shall be made at the respective net asset values determined as of the end of the day in which the account is converted.

The automatic conversion does not apply to omnibus accounts maintained by intermediaries (e.g. sub transfer agents, record keepers, etc.) that have revenue sharing arrangements with the Distributor or the Investment Adviser.

Cross-Reinvestment. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund,subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

9

ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreement is available in the Fund's annual report to shareholders dated March 31 of each year.

Founded in 1984, the Investment Adviser currently manages approximately $13 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

INVESTMENT ADVISER COMPENSATION

The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the annual rate of 1.10% of its average net assets.

ADMINISTRATIVE AND SHAREHOLDER
SERVICES

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class I and II shareholders of the Fund pay an administrative fee to the Investment Adviser computed as a percentage of the Fund's assets attributable in the aggregate to Class I and II shares. The Investment Adviser, in turn, provides or procures administrative services for Class I shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The administrative fees paid to the Investment Adviser may exceed the related costs. Generally, this may not be the case for relatively small funds. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class I and II shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of the Trust and their counsel.

Class I and II shareholders of the Fund pay the Investment Adviser monthly administrative fees at the annual rate of 0.67% and 0.52%, respectively (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class I and II shares).

Nicholas-Applegate Securities ("Distributor"), the Investment Adviser, and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Such payments may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The actual services provided, and the payments made for such services, vary from firm to firm.

These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Investment Adviser, the Distributor and their affiliates; may create a financial incentive to recommend the Funds over other mutual funds, to the extent the financial intermediaries make any recommendations; and may be in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The Investment Adviser and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

The Investment Adviser from time to time makes payments to its affiliate, Allianz Global Investors Distributors LLC ("AGID"), as compensation for services which may include, without limitation, marketing and sales support, servicing, and relationship management, with respect to certain selected financial intermediaries or firms. The amount of these payments will be based on the amount of assets the selected financial firms' clients invest in the Funds. Such payments are made by the Investment Adviser out of its own assets and at its own expense. AGID does not effect transactions for the Funds' portfolios, and the Investment Adviser will not use AGID to effect such transactions.

MULTI CLASS STRUCTURE

The sole economic difference among the various classes of shares is the level of the administrative fee that the classes bear for the client and shareholder service, administrative services, reporting and other

10

support, reflecting the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the administrative fee paid to the Investment Adviser is lower for classes where the eligibility criteria require greater total assets under the Investment Adviser's management.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

The Investment Adviser may allocate brokerage transactions to brokers who have entered into expense offset arrangements with the Investment Adviser under which a broker allocates a portion of the commissions paid by a Fund toward the reduction of the Fund's expenses.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades the Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 200% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed as ordinary income with rates that are higher than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund's SAI.

PORTFOLIO MANAGEMENT

The Investment Adviser applies a team approach to portfolio management and investment research, with ultimate buy and sell decision-making authority vested in a lead portfolio manager accountable for each investment team's results. All portfolio management activities are overseen by Nicholas-Applegate's Chief Investment Officer, Horacio A. Valeiras, CFA. Day-to-day management of the Fund's portfolio is performed by Pedro Marcal and Mr. Valeiras, each of whom is jointly and primarily responsible for the management of the Fund's portfolio. The Statement of Additional Information provides additional information about Mr. Marcal's and Mr. Valeiras's compensation, other accounts managed by them and their ownership of securities of the Fund. Information regarding the portfolio management team is listed below.

Pedro V. Marcal (since Inception)

Portfolio Manager, Global Equities

Mr. Marcal has managed the Fund since its inception.

Joined firm in 1994; 5 years prior investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals

M.B.A.—The Anderson School at University of California, Los Angeles; B.A.—University of California, San Diego

Horacio A. Valeiras, CFA (since Inception)

Managing Director and Chief Investment Officer

Responsible for overseeing all investment and trading functions of the Investment Adviser.

Joined firm in August 2002, previously Managing Director at Morgan Stanley Investment management (1997-2002); 15 years prior experience with Morgan Stanley Investment Management; Miller, Anderson & Sherrerd; and Credit Suisse First Boston

M.B.A.—University of California, Berkeley
S.M.—Massachusetts Institute of Technology
B.S.—Virginia Tech

INVESTMENTS TEAM

The portfolio management team is assisted by the entirety of Nicholas-Applegate's Investments Team, which in addition to Mr. Marcal and Mr. Valeiras, is also comprised of the portfolio managers of other Nicholas-Applegate strategies, research analysts and other investment professionals. Team members provide research reports and make securities recommendations with respect to the Fund's portfolio; however Mr. Marcal and Mr. Valeiras only are responsible for day-to-day management of the Fund.

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PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUND

The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment policy may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of any change in the Fund's investment policy. There can, of course, be no assurance that any Fund will achieve its investment goal.

The Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS

Non-U.S. Securities. The Fund invests in non-U.S. securities as a principal strategy. These include securities that are principally traded outside the U.S., and securities of issuers organized under the laws of a non-U.S. country or that derive a majority of their revenues outside the U.S.

Currency Fluctuation. When a Fund invests in instruments issued by non-U.S. companies, the principal, income and sales proceeds must be paid to the Fund in local non-U.S. currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

Social, Political and Economic Factors. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of non-U.S. countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many non-U.S. countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation, witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

Inflation. Certain non-U.S. countries, especially many emerging market countries,have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

Differences In Securities Markets. The securities markets in non-U.S. countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in non-U.S. countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain non-U.S. countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

Custodial and Registration Procedures. Systems for the registration and transfer of securities in non-U.S. markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

Government Supervision of Securities Markets. Disclosure and regulatory standards in many non-U.S. countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in non-U.S. countries than in the United States, and enforcement of existing regulations may be extremely limited.

Financial Information and Reporting Standards. Issuers in non-U.S. countries are generally subject to accounting, auditing, and financial standards and

12

requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

EQUITY-LINKED SECURITIES AND RISKS

The Fund may invest in equity securities through the purchase of common stock or through the purchase of Equity-Linked Securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk there is of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

TEMPORARY INVESTMENTS AND RISKS

The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES AND RISK

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities. The Fund may pay lending fees to the party arranging the loan. Under the terms of exemptive relief granted by the Securities and Exchange Commission, the Fund may pay lending fees to an affiliate of the Investment Adviser.

When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Subject to conditions established by the Securities and Exchange Commission staff, the Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments.

Although control over, and voting rights or rights to consent with respective to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Investment Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the securities are not available to the Fund on a timely basis, the Fund may lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

NON PRINCIPAL STRATEGIES

HEDGING TRANSACTIONS AND RISKS

The Fund may trade in derivative contracts to hedge portfolio holdings or an underweighting relative to the Fund's index. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk,

13

PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures Contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

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FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional
Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

By telephone
Call 1-800-551-8043

By mail Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

By E-mail Send your request to www.nacm.com

On the internet Text versions of the Fund's documents can be viewed online or downloaded from the EDGAR Data Base on the SEC's Internet site at:
  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090) or sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at www.publicinfo@sec.gov

600 West Broadway
San Diego, CA 92101
800-551-8043
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFGE13030 4/08